UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund, PGIM Global Dynamic Bond Fund and PGIM Wadhwani Systematic Absolute Return Fund (each a “Fund” and collectively the “Funds”)

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders –

PGIM REAL ASSETS FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

June 15, 2023

PGIM Real Assets Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	1.91	-13.47	3.88	1.85	—

Class C	1.55	-9.94	4.31	1.68	—

Class Z	2.15	-8.07	5.43	2.75	—

Class R6	2.14	-7.93	5.53	N/A	3.25 (01/23/2015)

Customized Blend Index

	1.79	-11.77	3.70	1.23	—

Bloomberg US TIPS Index

	4.27	-4.00	2.98	1.42	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)
Class R6 (01/23/2015)

Customized Blend Index	2.40

Bloomberg US TIPS Index	2.06

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate Net Dividend Index (33.3%), and Bloomberg US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is made up of 23 exchange traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity. The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Bloomberg US TIPS Index—The Bloomberg US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Assets Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Top Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund	TIPS	25.5%

PGIM Quant Solutions Commodity Strategies Fund	Commodity	18.0%

PGIM Select Real Estate Fund	Real Estate	14.7%

PGIM Jennison Global Infrastructure Fund	Utilities/Infrastructure	10.5%

PGIM Jennison MLP Fund	Master Limited Partnerships (MLPs)	10.3%

PGIM Jennison Natural Resources Fund	Natural Resources	7.2%

PGIM Global Real Estate Fund	Real Estate	6.3%

iShares Gold Trust	Exchange-Traded Funds	6.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Real Assets Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,019.10	1.89%	$ 9.46

	Hypothetical	$1,000.00	$1,015.42	1.89%	$ 9.44

Class C	Actual	$1,000.00	$1,015.50	2.62%	$13.09

	Hypothetical	$1,000.00	$1,011.80	2.62%	$13.07

Class Z	Actual	$1,000.00	$1,021.50	1.62%	$ 8.12

	Hypothetical	$1,000.00	$1,016.76	1.62%	$ 8.10

Class R6	Actual	$1,000.00	$1,021.40	1.46%	$ 7.32

	Hypothetical	$1,000.00	$1,017.55	1.46%	$ 7.30

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Consolidated Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.5%

AFFILIATED MUTUAL FUNDS 92.5%
PGIM Global Real Estate Fund (Class R6)	450,947	$8,319,973
PGIM Jennison Global Infrastructure Fund (Class R6)	913,479	13,930,562
PGIM Jennison MLP Fund (Class R6)	1,999,692	13,637,902
PGIM Jennison Natural Resources Fund (Class R6)	174,479	9,446,275
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,431,027	23,777,014
PGIM Select Real Estate Fund (Class R6)	1,651,007	19,448,864
PGIM TIPS Fund (Class R6)	3,854,730	33,728,889

TOTAL AFFILIATED MUTUAL FUNDS (cost $119,241,461)(wd)		122,289,479

UNAFFILIATED EXCHANGE-TRADED FUND 6.0%
iShares Gold Trust* (cost $7,299,636)(bb)	211,170	7,963,221

TOTAL LONG-TERM INVESTMENTS (cost $126,541,097)		130,252,700

SHORT-TERM INVESTMENT 2.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,459,311)(bb)(wd)	3,459,311	3,459,311

TOTAL INVESTMENTS 101.1% (cost $130,000,408)		133,712,011
Liabilities in excess of other assets (1.1)%		(1,518,089)

NET ASSETS 100.0%		$132,193,922

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

MLP—Master Limited Partnership

OTC—Over-the-counter

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	9

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$122,289,479	$—	$—
Unaffiliated Exchange-Traded Fund	7,963,221	—	—
Short-Term Investment
Affiliated Mutual Fund	3,459,311	—	—

Total	$133,712,011	$—	$—

Fund Composition:

The fund composition of investments (excluding derivatives) and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

TIPS	25.5%
Real Estate	21.0
Commodity	18.0
Utilities/Infrastructure	10.5
Master Limited Partnerships (MLPs)	10.3
Natural Resources	7.2
Unaffiliated Exchange-Traded Fund	6.0
Short Term	2.6

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Consolidated Financial Statements.

10

Consolidated Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value:
Unaffiliated investments (cost $7,299,636)	$7,963,221
Affiliated investments (cost $122,700,772)	125,748,790
Receivable for Fund shares sold	1,265,969
Receivable for investments sold	1,156,155
Due from Manager	2,216
Prepaid expenses	513

Total Assets	136,136,864

Liabilities
Payable for Fund shares purchased	3,848,469
Accrued expenses and other liabilities	88,017
Distribution fee payable	3,870
Affiliated transfer agent fee payable	1,308
Trustees’ fees payable	1,132
Dividends payable	146

Total Liabilities	3,942,942

Net Assets	$132,193,922

Net assets were comprised of:
Shares of beneficial interest, at par	$14,561
Paid-in capital in excess of par	155,690,459
Total distributable earnings (loss)	(23,511,098)

Net assets, April 30, 2023	$132,193,922

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	11

Consolidated Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Class A
Net asset value and redemption price per share, ($8,899,168 ÷ 981,895 shares of beneficial interest issued and outstanding)	$9.06
Maximum sales charge (5.50% of offering price)	0.53

Maximum offering price to public	$9.59

Class C
Net asset value, offering price and redemption price per share, ($2,385,419 ÷ 265,908 shares of beneficial interest issued and outstanding)	$8.97

Class Z
Net asset value, offering price and redemption price per share, ($63,911,597 ÷ 7,034,626 shares of beneficial interest issued and outstanding)	$9.09

Class R6
Net asset value, offering price and redemption price per share, ($56,997,738 ÷ 6,278,583 shares of beneficial interest issued and outstanding)	$9.08

See Notes to Consolidated Financial Statements.

12

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Affiliated dividend income	$10,992,003

Expenses
Management fee	457,042
Distribution fee(a)	27,585
Transfer agent’s fees and expenses (including affiliated expense of $5,190)(a)	73,684
Custodian and accounting fees	44,987
Registration fees(a)	36,200
Audit fee	25,786
Shareholders’ reports	16,882
Professional fees	16,066
Trustees’ fees	6,186
Miscellaneous	13,437

Total expenses	717,855
Less: Fee waiver and/or expense reimbursement(a)	(499,761)
Distribution fee waiver(a)	(2,422)

Net expenses	215,672

Net investment income (loss)	10,776,331

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on investment transactions (including affiliated of $(9,185,015))	(9,243,733)
Affiliated net capital gain distributions received	308,036

(8,935,697)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $256,474)	1,442,453
Foreign currencies	226

1,442,679

Net gain (loss) on investment and foreign currency transactions	(7,493,018)

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,283,313

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	14,531	13,054	—	—
Transfer agent’s fees and expenses	8,807	2,113	62,403	361
Registration fees	7,934	6,447	14,877	6,942
Fee waiver and/or expense reimbursement	(38,817)	(14,768)	(258,382)	(187,794)
Distribution fee waiver	(2,422)	—	—	—

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	13

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,776,331	$12,361,730
Net realized gain (loss) on investment transactions	(9,243,733)	(5,146,563)
Affiliated net capital gain distributions received	308,036	3,355,708
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,442,679	(22,561,345)

Net increase (decrease) in net assets resulting from operations	3,283,313	(11,990,470)

Dividends and Distributions
Distributions from distributable earnings
Class A	(679,945)	(901,285)
Class C	(184,771)	(85,421)
Class Z	(5,690,544)	(7,494,153)
Class R6	(3,892,020)	(6,178,597)

	(10,447,280)	(14,659,456)

Tax return of capital distributions
Class A	—	(19,829)
Class C	—	(1,879)
Class Z	—	(164,878)
Class R6	—	(135,935)

	—	(322,521)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	27,719,783	153,193,402
Net asset value of shares issued in reinvestment of dividends and distributions	10,444,853	14,980,895
Cost of shares purchased	(53,859,478)	(102,433,411)

Net increase (decrease) in net assets from Fund share transactions	(15,694,842)	65,740,886

Total increase (decrease)	(22,858,809)	38,768,439

Net Assets:
Beginning of period	155,052,731	116,284,292

End of period	$132,193,922	$155,052,731

See Notes to Consolidated Financial Statements.

14

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.53		$11.31	$9.37	$9.74	$8.98	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.67		0.84	0.10	0.11	0.13	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.49)		(1.29)	2.37	(0.26)	0.81	(0.44)
Total from investment operations	0.18		(0.45)	2.47	(0.15)	0.94	(0.30)
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(1.27)	(0.28)	(0.16)	(0.18)	(0.16)
Tax return of capital distributions	-		(0.02)	-	-	-	(-	)(b)
Distributions from net realized gains	-		(0.04)	(0.25)	(0.06)	-	-
Total dividends and distributions	(0.65)		(1.33)	(0.53)	(0.22)	(0.18)	(0.16)
Net asset value, end of period	$9.06		$9.53	$11.31	$9.37	$9.74	$8.98
Total Return(c):	1.91%		(4.47)%	27.18%	(1.61)%	10.55%	(3.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,899		$10,171	$7,448	$4,694	$4,719	$5,487
Average net assets (000)	$9,768		$9,249	$6,059	$4,479	$5,438	$6,032
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.59	%(e)	0.54%	0.53%	0.86%	0.85%	0.77%
Expenses before waivers and/or expense reimbursement	1.44	%(e)	1.44%	1.44%	2.12%	1.57%	1.77%
Net investment income (loss)	14.64	%(e)	8.17%	0.92%	1.14%	1.43%	1.50%
Portfolio turnover rate(f)	23%		43%	30%	96%	60%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Assets Fund	15

Consolidated Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.44		$11.22	$9.30	$9.68	$8.93	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.62		0.35	0.01	0.04	0.07	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.48)		(0.88)	2.37	(0.25)	0.79	(0.43)
Total from investment operations	0.14		(0.53)	2.38	(0.21)	0.86	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.61)		(1.19)	(0.21)	(0.11)	(0.11)	(0.10)
Tax return of capital distributions	-		(0.02)	-	-	-	(-	)(b)
Distributions from net realized gains	-		(0.04)	(0.25)	(0.06)	-	-
Total dividends and distributions	(0.61)		(1.25)	(0.46)	(0.17)	(0.11)	(0.10)
Net asset value, end of period	$8.97		$9.44	$11.22	$9.30	$9.68	$8.93
Total Return(c):	1.55%		(5.22)%	26.32%	(2.26)%	9.75%	(3.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,385		$2,874	$613	$1,163	$1,486	$1,783
Average net assets (000)	$2,632		$1,893	$789	$1,340	$1,620	$2,178
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.32	%(e)	1.29%	1.29%	1.58%	1.56%	1.49%
Expenses before waivers and/or expense reimbursement	2.45	%(e)	2.68%	2.64%	3.40%	2.45%	2.70%
Net investment income (loss)	13.56	%(e)	3.44%	0.11%	0.41%	0.72%	0.78%
Portfolio turnover rate(f)	23%		43%	30%	96%	60%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

16

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.55		$11.34	$9.39	$9.75	$8.99	$9.45
Income (loss) from investment operations:
Net investment income (loss)	0.70		0.84	0.13	0.15	0.16	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.50)		(1.27)	2.38	(0.26)	0.81	(0.44)
Total from investment operations	0.20		(0.43)	2.51	(0.11)	0.97	(0.27)
Less Dividends and Distributions:
Dividends from net investment income	(0.66)		(1.30)	(0.31)	(0.19)	(0.21)	(0.19)
Tax return of capital distributions	-		(0.02)	-	-	-	(-	)(b)
Distributions from net realized gains	-		(0.04)	(0.25)	(0.06)	-	-
Total dividends and distributions	(0.66)		(1.36)	(0.56)	(0.25)	(0.21)	(0.19)
Net asset value, end of period	$9.09		$9.55	$11.34	$9.39	$9.75	$8.99
Total Return(c):	2.15%		(4.27)%	27.70%	(1.18)%	10.94%	(2.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,912		$85,298	$58,290	$56,307	$64,495	$79,349
Average net assets (000)	$77,110		$77,910	$57,988	$58,559	$67,444	$85,493
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.25%	0.19%	0.50%	0.49%	0.42%
Expenses before waivers and/or expense reimbursement	1.00	%(e)	0.96%	0.95%	1.11%	1.07%	0.99%
Net investment income (loss)	15.26	%(e)	8.14%	1.23%	1.58%	1.76%	1.83%
Portfolio turnover rate(f)	23%		43%	30%	96%	60%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Assets Fund	17

Consolidated Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.55		$11.33	$9.38	$9.75	$8.98	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.66		0.96	0.14	0.13	0.17	0.18
Net realized and unrealized gain (loss) on investment transactions	(0.46)		(1.37)	2.38	(0.24)	0.82	(0.44)
Total from investment operations	0.20		(0.41)	2.52	(0.11)	0.99	(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.67)		(1.31)	(0.32)	(0.20)	(0.22)	(0.20)
Tax return of capital distributions	-		(0.02)	-	-	-	(-	)(b)
Distributions from net realized gains	-		(0.04)	(0.25)	(0.06)	-	-
Total dividends and distributions	(0.67)		(1.37)	(0.57)	(0.26)	(0.22)	(0.20)
Net asset value, end of period	$9.08		$9.55	$11.33	$9.38	$9.75	$8.98
Total Return(c):	2.14%		(4.06)%	27.78%	(1.18)%	11.15%	(2.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,998		$56,708	$49,933	$30,370	$27,530	$44,822
Average net assets (000)	$57,122		$56,304	$40,677	$28,578	$42,776	$64,112
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.12%	0.11%	0.41%	0.40%	0.36%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.87%	1.04%	0.98%	0.92%
Net investment income (loss)	14.31	%(e)	9.23%	1.31%	1.42%	1.88%	1.93%
Portfolio turnover rate(f)	23%		43%	30%	96%	60%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Notes to Consolidated Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Fund include the financial results of the Cayman Subsidiary. The Fund gains exposure to the real asset classes by investing in varying combinations of other PGIM mutual funds (the “Underlying Funds”); the Cayman Subsidiary; and direct investments in various other securities.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Fund and the Cayman Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures as the Fund.

As of April 30, 2023, the Cayman Subsidiary had net assets of $8,111,709 representing 6.14% of the Fund’s net assets.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission “CFTC” rules.

PGIM Real Assets Fund	19

Notes to Consolidated Financial Statements (unaudited) (continued)

2.  Accounting Policies

The Fund and the Cayman Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades.

20

Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Fund may gain exposure to commodity markets through direct investment of the Fund’s assets or through the Cayman Subsidiary. The Fund may gain exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory

22

developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund may invest in futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Fund may invest in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

24

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $3 billion;	0.63%
0.58% of average daily net assets from $3 billion to $5 billion;
0.57% of average daily net assets from $5 billion to $10 billion;
0.56% of average daily net assets over $10 billion

*

Including the Cayman Subsidiary’s assets. Additionally, the Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the same annual rates as disclosed in the table above. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver may not be terminated without prior approval of the Fund’s Board as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. The Manager also has entered into a Subadvisory Agreement with PGIM Quantitative Solutions, relating to the Cayman Subsidiary.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses and acquired fund fees and expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes)), extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations*
A	0.85%
C	0.85
Z	0.85
R6	0.85

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$7,853	$—
C	—	1,345

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds,

26

earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$32,598,999	$47,811,000

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Global Real Estate Fund (Class R6)(1)
$ 13,128,323	$1,389,039	$7,644,000	**	$3,251,793	$(1,805,182)	$8,319,973	450,947	$(42,460	)**	$—

PGIM Jennison Global Infrastructure Fund (Class R6)
19,977,923	621,839	7,593,000		1,671,714	(747,914)	13,930,562	913,479	91,902		308,036

PGIM Jennison MLP Fund (Class R6)(1)
16,826,493	755,177	2,664,824	**	(1,287,955)	9,011	13,637,902	1,999,692	890,553	**	—

PGIM Jennison Natural Resources Fund (Class R6)(1)
13,812,978	1,865,848	5,200,000		(1,287,579)	255,028	9,446,275	174,479	375,749		—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)(1)
36,747,685	11,829,517	13,820,000		(6,404,068)	(4,576,120)	23,777,014	3,431,027	8,751,118		—

PGIM Select Real Estate Fund (Class R6)(1)
12,977,492	8,919,082	3,689,000		2,061,416	(820,126)	19,448,864	1,651,007	145,582		—

PGIM TIPS Fund (Class R6)(1)
34,545,343	5,212,105	6,780,000		2,251,153	(1,499,712)	33,728,889	3,854,730	679,605		—
$ 148,016,237	$30,592,607	$47,390,824		$256,474	$(9,185,015)	$122,289,479		$10,892,049		$308,036

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)		Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund(1)(bb)
$ 2,471,356	$37,270,948	$36,282,993	$—	$	— $	3,459,311	3,459,311	$99,954	$—
$150,487,593	$67,863,555	$83,673,817	$256,474		$(9,185,015)	$125,748,790		$10,992,003	$308,036

**	Amount includes return of capital distribution.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$148,616,409	$10,637,460	$(25,541,858)	$(14,904,398)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten

28

years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	28,474	0.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	67.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	73,580	$680,885
Shares issued in reinvestment of dividends and distributions	75,272	679,801
Shares purchased	(241,681)	(2,230,035)
Net increase (decrease) in shares outstanding before conversion	(92,829)	(869,349)
Shares issued upon conversion from other share class(es)	7,781	73,653
Net increase (decrease) in shares outstanding	(85,048)	$(795,696)

Year ended October 31, 2022:
Shares sold	705,940	$7,484,519
Shares issued in reinvestment of dividends and distributions	91,261	920,924
Shares purchased	(410,905)	(4,159,270)
Net increase (decrease) in shares outstanding before conversion	386,296	4,246,173
Shares issued upon conversion from other share class(es)	23,647	241,280
Shares purchased upon conversion into other share class(es)	(1,260)	(13,850)
Net increase (decrease) in shares outstanding	408,683	$4,473,603

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2023:
Shares sold	28,309	$267,240
Shares issued in reinvestment of dividends and distributions	20,580	183,991
Shares purchased	(79,574)	(734,423)
Net increase (decrease) in shares outstanding before conversion	(30,685)	(283,192)
Shares purchased upon conversion into other share class(es)	(7,864)	(73,653)
Net increase (decrease) in shares outstanding	(38,549)	$(356,845)

Year ended October 31, 2022:
Shares sold	359,313	$3,815,902
Shares issued in reinvestment of dividends and distributions	8,653	86,408
Shares purchased	(94,241)	(962,936)
Net increase (decrease) in shares outstanding before conversion	273,725	2,939,374
Shares purchased upon conversion into other share class(es)	(23,884)	(241,280)
Net increase (decrease) in shares outstanding	249,841	$2,698,094

Class Z
Six months ended April 30, 2023:
Shares sold	1,655,460	$15,428,742
Shares issued in reinvestment of dividends and distributions	628,500	5,689,041
Shares purchased	(4,176,788)	(38,595,363)
Net increase (decrease) in shares outstanding	(1,892,828)	$(17,477,580)

Year ended October 31, 2022:
Shares sold	10,777,320	$115,259,257
Shares issued in reinvestment of dividends and distributions	757,076	7,659,031
Shares purchased	(7,749,932)	(80,437,770)
Net increase (decrease) in shares outstanding before conversion	3,784,464	42,480,518
Shares issued upon conversion from other share class(es)	1,257	13,850
Net increase (decrease) in shares outstanding	3,785,721	$42,494,368

Class R6
Six months ended April 30, 2023:
Shares sold	1,241,842	$11,342,916
Shares issued in reinvestment of dividends and distributions	430,405	3,892,020
Shares purchased	(1,332,187)	(12,299,657)
Net increase (decrease) in shares outstanding	340,060	$2,935,279

30

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	2,548,631	$26,633,724
Shares issued in reinvestment of dividends and distributions	624,942	6,314,532
Shares purchased	(1,641,614)	(16,873,435)
Net increase (decrease) in shares outstanding	1,531,959	$16,074,821

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $1,512,000, borrowed at a weighted average interest rate of 5.65%. The maximum loan outstanding amount during the period was $1,512,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadviser. Because the amount of the investment management fees to be retained by the manager and the subadviser may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadviser in selecting the Underlying Funds. In addition, the manager and the subadviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadviser take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadviser may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed income investments). However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will be considered qualifying regulated investment company (RIC) income for tax purposes. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. Changes in the laws of the Cayman Islands,

32

under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s and the Underlying Funds’ net asset values (“NAVs”) could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Deflation Risk: During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase

34

investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

PGIM Real Assets Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Energy Sector Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of adverse economic, environmental, business, regulatory or other occurrences affecting the energy sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated

36

with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Hedging Risk: The decision as to whether and to what extent the Fund or an Underlying Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund or the Underlying Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund or an Underlying Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund or the Underlying Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other

PGIM Real Assets Fund	37

Notes to Consolidated Financial Statements (unaudited) (continued)

investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund or an Underlying Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment returns.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

38

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of MLPs. An MLP is an investment that combines the tax

PGIM Real Assets Fund	39

Notes to Consolidated Financial Statements (unaudited) (continued)

benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Investments by the Fund in certain Underlying Funds that invest in MLPs may also subject the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, through its investment in certain Underlying Funds, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in certain Underlying Funds.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Multi-Manager Risk: While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Natural Resources Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For

40

example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

PGIM Real Assets Fund	41

Notes to Consolidated Financial Statements (unaudited) (continued)

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. However, in the future, if the IRS issues regulations or other guidance, or Congress enacts legislation, limiting the circumstances in which the Fund may treat such income as “qualifying income,” the Fund may need to change its investment strategies, which could adversely affect the Fund. The Cayman Subsidiary will not be subject to U.S. federal income tax. The Cayman Subsidiary will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Cayman Subsidiary during that year. Furthermore, the Fund will be subject to the distribution requirement applicable to open-end investment companies on such Cayman Subsidiary income, whether or not the Cayman Subsidiary makes a distribution to the Fund during the taxable year.

One of the Underlying Funds, the PGIM Jennison MLP Fund, is taxed as a regular corporation, or “C” corporation, for federal income tax purposes. This means that the PGIM Jennison MLP Fund is generally subject to U.S. federal income tax on its taxable income at the rates applicable to corporations and also subject to state and local income taxes. This may have unexpected and potentially significant consequences for shareholders, including the Fund.

42

Treasury Inflation Protected Securities (TIPS) Risk: The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund or an Underlying Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support for any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Utilities/Infrastructure Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

PGIM Real Assets Fund	43

Notes to Consolidated Financial Statements (unaudited) (continued)

10.  Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

44

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Real Assets Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED
FEDERAL GOVERNMENT AGENCY		BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PUDAX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K785	74440K777	74440K744

MF207E2

PGIM GLOBAL DYNAMIC BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Dynamic Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Dynamic Bond Fund

June 15, 2023

PGIM Global Dynamic Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	4.49	-2.42	-0.44	2.05 (11/03/2015)

Class C	4.25	-0.72	-0.50	1.73 (11/03/2015)

Class Z	4.81	1.22	0.59	2.83 (11/03/2015)

Class R6	4.84	1.39	0.66	2.87 (11/03/2015)

ICE BofA US 3-Month Treasury Bill Index**

	2.09	2.81	1.44	1.19

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index

	2.04	2.75	1.62	1.38

Bloomberg Global Aggregate Index

	8.92	-2.31	-0.93	0.42

*Not annualized

**ICE BofA US 3-Month Treasury Bill Index has replaced ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as the Fund’s primary benchmark due to the pending discontinuation of LIBOR.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1)fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index*—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

*ICE BofA US 3-Month Treasury Bill Index has replaced ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as the Fund’s primary benchmark due to the pending discontinuation of LIBOR.

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Global Aggregate Index—The Bloomberg Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also

PGIM Global Dynamic Bond Fund	5

Your Fund’s Performance (continued)

includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)
AAA	4.5
A	6.9
BBB	19.2
BB	34.8
B	15.9
CCC	4.4
CC	0.4
C	0.1
Not Rated	9.8
Cash/Cash Equivalents	4.0
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.24	6.70	5.41
Class C	0.21	6.16	4.79
Class Z	0.25	7.28	6.64
Class R6	0.26	7.32	6.92

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Dynamic Bond Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Dynamic Bond Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,044.90	1.21%	$6.13

	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06

Class C	Actual	$1,000.00	$1,042.50	1.96%	$9.93

	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class Z	Actual	$1,000.00	$1,048.10	0.86%	$4.37

	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Class R6	Actual	$1,000.00	$1,048.40	0.81%	$4.11

	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

LONG-TERM INVESTMENTS 90.9%

ASSET-BACKED SECURITIES 1.9%

Cayman Islands 0.6%
Trinitas CLO Ltd.,
Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	8.255%(c)	01/25/34		250		$243,403

Spain 0.6%
TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	0.000(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	5.934(c)	03/15/26	EUR	239		249,166

						249,167

United States 0.7%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48		637		108,873
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.645(c)	06/25/24		200		188,499

						297,372

TOTAL ASSET-BACKED SECURITIES (cost $766,165)						789,942

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%

Canada 0.1%
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	54		37,286

United Kingdom 2.4%
Deco DAC,
Series 2019-RAM, Class ASONIA + 2.007% (Cap N/A, Floor 2.007%)	6.055(c)	08/07/30	GBP	861		1,012,953

United States 8.1%
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		300		209,092

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.598%(c)	05/15/36		1,247	$1,215,744
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		250	158,403
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	9.498(c)	10/15/36		140	129,114
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		400	160,000
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		550	294,319
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		650	544,142
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.698(c)	01/15/36		125	95,208
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	9.448(c)	05/15/31		700	586,861

					3,392,883

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,473,005)					4,443,122

CONVERTIBLE BOND 0.0%

Jamaica
Digicel Group Holdings Ltd.,
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $763; purchased 03/21/23 - 04/03/23)(f) (cost $762)	7.000	05/15/23(oo)		5	569

CORPORATE BONDS 50.8%

Brazil 1.6%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	300	332,088

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Brazil (cont’d.)
Petrobras Global Finance BV, (cont’d.)
Gtd. Notes	6.625%	01/16/34	GBP	100	$108,772
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	245,113

					685,973

Bulgaria 0.4%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	179,100

Canada 1.6%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	24,813
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	24,531
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		395	394,091
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		85	66,938
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,252
Sr. Unsec’d. Notes	5.250	06/15/37		110	105,297
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		45	46,125

					669,047

France 2.3%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	335,877
Faurecia SE,
Sr. Unsec’d. Notes	3.750	06/15/28	EUR	250	243,496
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	200	200,755
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	94,429
SPCM SA,
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	95,204

					969,761

Germany 1.2%
TK Elevator Holdco GmbH,
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	90	82,400

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375%	07/15/27	EUR	100	$98,183
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	98,236
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	209,667

					488,486

Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	101,946

India 0.9%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	303,877
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	90,204

					394,081

Indonesia 0.7%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	211,537
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	82,526

					294,063

Israel 0.5%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.500	03/30/24		200	194,620

Italy 0.9%
Nexi SpA,
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	400	363,031

Jamaica 1.0%
Digicel Group Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000%and PIK 3.000% (original cost $3,925;purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25		10	3,827

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Jamaica (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $26,350; purchased 03/09/23 - 03/15/23)(f)	8.000%	12/31/26		115	$24,603
Gtd. Notes, 144A, Cash coupon 6.000% and PIK
7.000% (original cost $284,783; purchased 03/24/21 - 12/15/22)(f)	13.000	12/31/25		287	179,802
Sr. Sec’d. Notes, 144A (original cost $198,500; purchased 06/16/20)(f)	8.750	05/25/24		200	180,412
Digicel Ltd.,
Gtd. Notes, 144A (original cost $132,000; purchased 06/07/19)(f)	6.750	06/01/23		200	39,000

					427,644

Kazakhstan 0.4%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	150	159,664

Luxembourg 1.8%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	300	247,333
Codere New Holdco SA,
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	55	3,836
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		440	—
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		90	83,363
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	400	404,219

					738,751

Mexico 2.1%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		150	125,103
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	200,725
Gtd. Notes, EMTN	4.875	02/21/28	EUR	600	551,556

					877,384

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands 1.1%
WP/AP Telecom Holdings III BV,
Sr. Unsec’d. Notes, 144A	5.500%	01/15/30	EUR	225	$201,713
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	300	251,593

					453,306

Slovenia 0.9%
United Group BV,
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	382,004

South Africa 0.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	376,594

Spain 1.7%
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	400	360,843
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	45	14,541
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	167	156,649
Kaixo Bondco Telecom SA,
Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	175	165,949

					697,982

Sweden 0.2%
Preem Holdings AB,
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	89	105,406

Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	100	22,369

United Arab Emirates 0.2%
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	103,599

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom 5.8%
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250%	02/16/26	GBP	100	$102,827
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	200	170,291
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		250	239,375
eG Global Finance PLC,
Sr. Sec’d. Notes (original cost $789,726; purchased 11/26/19 - 04/04/23)(f)	4.375	02/07/25	EUR	753	772,023
Sr. Sec’d. Notes (original cost $124,557; purchased 06/11/21)(f)	6.250	10/30/25	EUR	100	103,472
Sr. Sec’d. Notes, 144A (original cost $111,836; purchased 05/02/19)(f)	4.375	02/07/25	EUR	100	102,493
Saga PLC,
Gtd. Notes	5.500	07/15/26	GBP	200	193,843
Sherwood Financing PLC,
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	181,006
Very Group Funding PLC (The),
Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	225	214,669
Virgin Media Vendor Financing Notes III DAC,
Sr. Sec’d. Notes	4.875	07/15/28	GBP	100	102,905
Vmed O2 UK Financing I PLC,
Sr. Sec’d. Notes	4.500	07/15/31	GBP	275	268,895

					2,451,799

United States 24.3%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		64	60,946
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26		75	73,136
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875	12/15/24(d)		400	2,719
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		106	71,913
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26		38	36,494
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26		500	482,625

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250%	03/02/30		70	$71,918
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28		75	72,699
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		50	48,446
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		50	48,356
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	20,679
Avantor Funding, Inc.,
Gtd. Notes	3.875	07/15/28	EUR	300	303,164
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		315	161,891
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		50	23,375
Gtd. Notes, 144A	5.250	02/15/31		25	11,813
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		100	92,931
Gtd. Notes	6.750	03/15/25		125	124,490
Gtd. Notes	7.250	10/15/29		75	71,694
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28		100	78,926
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		50	50,069
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		25	21,904
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		50	43,350
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		185	155,769
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		75	69,486
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		300	246,866
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		119	102,437
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	45,898
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		125	116,194
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		50	49,357
Gtd. Notes, 144A	5.875	02/01/29		25	23,850
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		380	323,937

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes	4.500%	02/15/32		125	$100,207
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)		510	15,403
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		425	245,384
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		5	3,152
Gtd. Notes	9.750	06/15/25		5	4,783
Sr. Unsec’d. Notes	4.750	05/01/24		5	4,564
Sr. Unsec’d. Notes	4.750	02/15/28		225	138,769
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		200	174,387
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		25	24,884
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		200	168,541
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		550	413,627
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		200	202,256
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		115	94,281
Griffon Corp.,
Gtd. Notes	5.750	03/01/28		75	68,889
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		25	23,348
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		25	23,136
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	143,625
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32		300	255,995
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		275	231,443
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		200	154,231
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		200	192,000
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	250	228,902
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		420	389,738

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
KB Home,
Gtd. Notes	4.800%	11/15/29		75	$70,259
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		25	22,851
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	10.500	05/15/30		67	64,149
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,870
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	21,622
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		150	139,407
Gtd. Notes	5.500	04/15/27		150	146,628
Morgan Stanley,
Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	250	279,816
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	2.500	03/24/26	GBP	100	98,592
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25		75	72,988
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		120	107,084
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		150	121,375
Gtd. Notes, 144A	5.250	06/15/29		150	138,504
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	24,655
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25		25	24,437
Gtd. Notes	7.125	03/15/26		125	121,749
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		100	82,250
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31		50	35,390
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	65,333
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		100	98,715
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25		250	255,711
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24		150	143,103
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	21,542

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%	03/01/27		175	$170,729
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30		75	66,742
Gtd. Notes, 144A	7.500	10/01/25		150	151,466
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		150	148,842
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		50	48,504
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,532
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27		22	21,616
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		75	71,438
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	153,978
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	100	86,499
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		65	62,071
Sr. Sec’d. Notes, 144A	4.625	04/15/29		15	13,575
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		25	21,447
Gtd. Notes	4.875	01/15/28		120	115,555
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	111,902
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,501
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,431
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,461
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		100	94,339
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		180	171,090

					10,236,625

TOTAL CORPORATE BONDS (cost $26,317,525)					21,373,235

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS 0.5%

Jamaica 0.0%
Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275%(c)	05/27/24		25	$22,472

United States 0.5%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	14.211(c)	11/01/25		178	188,458
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		4	3,844
Second Lien Term loan	8.025	08/24/26		89	6,322

					198,624

TOTAL FLOATING RATE AND OTHER LOANS (cost $244,049)					221,096

MUNICIPAL BOND 0.3%

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C (cost $161,083)	0.000(cc)	11/01/43		284	133,704

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.1%

Spain 0.1%
Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	44	47,823

United States 6.0%
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.690(c)	09/12/26		25	25,005
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.065(c)	03/25/42		30	30,309
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day
Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.865(c)	01/25/34		110	104,622

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.465%(c)	01/25/34	31	$30,376
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815(c)	08/25/33	260	235,964
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.065(c)	08/25/33	396	385,232
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965(c)	12/25/33	100	90,630
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915(c)	09/25/41	130	121,265
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	7.320(c)	07/25/33	185	184,206
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.415(c)	01/25/34	146	144,710
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.615(c)	01/25/34	175	171,504
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.415(c)	04/25/34	700	693,248
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.715(c)	04/25/34	200	198,667
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	8.870(c)	02/25/25	100	99,551

				2,515,289

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,632,235)				2,563,112

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 11.6%

Brazil 0.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		275	$270,841

Bulgaria 0.7%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	200	216,358
Sr. Unsec’d. Notes, 144A	4.500	01/27/33	EUR	85	91,572

					307,930

Greece 0.9%
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	136,554
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	240,326

					376,880

Indonesia 0.4%
Indonesia Government International Bond, Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	163,081

Italy 0.9%
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, Series 10YR	0.950	06/01/32	EUR	450	380,985

Mexico 0.7%
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	4.125	01/21/26		300	295,837

Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	84,282
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	245,820

					330,102

Serbia 1.5%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	300	253,671
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	500	361,320

					614,991

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain 2.6%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes, EMTN	6.350%	11/30/41	EUR	50	$65,639
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.450	10/31/27	EUR	600	619,466
Sr. Unsec’d. Notes, 144A	1.450	04/30/29	EUR	405	408,428

					1,093,533

Turkey 1.3%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	539,346

Ukraine 1.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	881	156,719
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	1,300	223,197
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	600	106,733

					486,649

TOTAL SOVEREIGN BONDS (cost $7,538,916)					4,860,175

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes(h)(k)	1.375	01/31/25		275	262,023
U.S. Treasury Notes(k)	4.250	09/30/24		280	279,224

TOTAL U.S. TREASURY OBLIGATIONS (cost $555,352)					541,247

			Shares

COMMON STOCKS 0.7%

Luxembourg 0.3%
Intelsat Emergence SA*				4,592	120,829

Spain 0.0%
Codere New Topco SA^				1,910	—

United States 0.4%
Chesapeake Energy Corp.				666	55,065

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Ferrellgas Partners LP (Class B Stock)^(f)	253	$37,495
GenOn Energy Holdings, Inc. (Class A Stock)^(a)	610	61,000
TPC Group, Inc.*^	1,653	33,060

		186,620

TOTAL COMMON STOCKS (cost $212,027)		307,449

UNAFFILIATED EXCHANGE-TRADED FUNDS 6.7%
iShares 0-5 Year High Yield Corporate Bond ETF	17,000	706,350
iShares Floating Rate Bond ETF	34,411	1,741,885
iShares Preferred & Income Securities ETF	12,000	376,440

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $2,826,934)		2,824,675

PREFERRED STOCK 0.4%

United States

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $145,500)(f)	150	150,000

RIGHTS* 0.0%

Luxembourg

Intelsat Jackson Holdings SA, Series A (Luxembourg) CVR, expiring 12/05/25^	479	4,566
Intelsat Jackson Holdings SA, Series B (Luxembourg) CVR, expiring 12/05/25^	479	948

TOTAL RIGHTS (cost $0)		5,514

TOTAL LONG-TERM INVESTMENTS (cost $46,873,553)		38,213,840

SHORT-TERM INVESTMENTS 5.3%

AFFILIATED MUTUAL FUNDS 1.1%
PGIM Core Government Money Market Fund(wi)	457,850	457,850

See Notes to Financial Statements.

24

Description				Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $2,550; includes $2,537 of cash collateral for securities on loan)(b)(wi)				2,552	$2,550

TOTAL AFFILIATED MUTUAL FUNDS (cost $460,400)					460,400

				Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.1%
Fannie Mae Discount Notes	4.657	%(s)	05/01/23	25	24,989
Federal Home Loan Bank	4.607	(s)	05/01/23	1,300	1,299,430

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,325,000)					1,324,419

OPTIONS PURCHASED*~ 1.1%
(cost $251,906)					457,388

TOTAL SHORT-TERM INVESTMENTS
(cost $2,037,306)					2,242,207

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.2%
(cost $48,910,859)					40,456,047

OPTIONS WRITTEN*~ (0.4)%
(premiums received $212,734)					(168,238)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 95.8%
(cost $48,698,125)					40,287,809
Other assets in excess of liabilities(z) 4.2%					1,753,685

NET ASSETS 100.0%					$42,041,494

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Peso

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

CVR—Contingent Value Rights

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

See Notes to Financial Statements.

26

UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $563,960 and 1.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22; cash collateral of $2,537 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,672,440. The aggregate value of $1,593,696 is 3.8% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$96.19	17	43	$7,225

(cost $18,725)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	MSI	05/05/23	23.50	—	5,200	$—
Currency Option USD vs BRL	Put	MSI	01/10/24	5.40	—	1,300	93,690

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Put	MSI	01/10/24	19.50	—	2,600	$152,310
Currency Option USD vs MXN	Put	MSI	01/10/24	19.50	—	2,600	152,310

Total OTC Traded (cost $220,581)							$398,310

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/ 5.665%	SAR 3,750	$—
2- Year Interest Rate Swap, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/ 5.665%	2.05%(A)	SAR 3,750	51,853

Total OTC Swaptions (cost $12,600)								$51,853

Total Options Purchased (cost $251,906)								$457,388

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63	17	43	$(10,731)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69	17	43	(2,019)

Total Exchange Traded (premiums received $21,837)						$(12,750)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	01/10/24	6.70	—	1,300	$(7,545)
Currency Option USD vs MXN	Call	MSI	01/10/24	22.50	—	2,600	(18,100)
Currency Option USD vs MXN	Call	MSI	01/10/24	22.50	—	2,600	(18,101)
Currency Option USD vs BRL	Put	MSI	01/10/24	5.10	—	1,300	(51,355)

Total OTC Traded (premiums received $175,897)							$(95,101)

See Notes to Financial Statements.

28

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/ 5.302%	1.13%(S)	1,000	$—
2- Year Interest Rate Swap, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/ 5.302%	1,000	(60,387)

Total OTC Swaptions (premiums received $15,000)								$(60,387)

Total Options Written (premiums received $212,734)								$(168,238)

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12	20 Year U.S. Treasury Bonds	Jun. 2023	$1,579,875	$15,317
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	424,219	18,029

				33,346

Short Positions:
20	3 Month CME SOFR	Jun. 2023	4,753,625	725
89	2 Year U.S. Treasury Notes	Jun. 2023	18,348,602	(15,819)
44	5 Year Euro-Bobl	Jun. 2023	5,719,610	(140,901)
116	5 Year U.S. Treasury Notes	Jun. 2023	12,730,094	(238,974)
22	10 Year Euro-Bund	Jun. 2023	3,286,218	(104,875)
2	10 Year U.K. Gilt	Jun. 2023	255,020	(1,694)
48	10 Year U.S. Treasury Notes	Jun. 2023	5,529,750	(165,543)
25	10 Year U.S. Ultra Treasury Notes	Jun. 2023	3,036,328	(88,986)
30	British Pound Currency	Jun. 2023	2,358,563	(95,034)
67	Euro Schatz Index	Jun. 2023	7,801,700	(69,649)

				(920,750)

				$(887,404)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	JPM	AUD	197	$136,791	$131,332	$—	$(5,459)
British Pound,
Expiring 07/19/23	MSI	GBP	78	97,298	97,887	589	—
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	110	81,472	81,432	—	(40)
Chilean Peso,
Expiring 06/22/23	CITI	CLP	12,741	15,708	15,668	—	(40)
Euro,
Expiring 07/19/23	UAG	EUR	18	19,535	19,528	—	(7)
Expiring 10/31/23	BOA	EUR	18	20,000	20,393	393	—
Expiring 10/31/23	DB	EUR	12	13,000	13,574	574	—
Expiring 10/31/23	HSBC	EUR	62	75,000	69,135	—	(5,865)
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	36,297	105,176	105,443	267	—
Expiring 07/19/23	JPM	HUF	21,697	61,311	62,548	1,237	—
Expiring 07/19/23	JPM	HUF	21,259	60,722	61,286	564	—
Expiring 07/19/23	TD	HUF	33,774	97,066	97,365	299	—
Japanese Yen,
Expiring 10/31/23	BARC	JPY	21,923	230,000	165,510	—	(64,490)
Expiring 10/31/23	BARC	JPY	13,554	140,000	102,327	—	(37,673)
Expiring 10/31/23	BOA	JPY	105,610	1,058,000	797,305	—	(260,695)
Expiring 10/31/23	DB	JPY	22,335	234,000	168,621	—	(65,379)
Expiring 10/31/23	GSI	JPY	50,469	518,000	381,016	—	(136,984)
Expiring 10/31/23	MSI	JPY	78,211	755,589	590,456	—	(165,133)
Mexican Peso,
Expiring 06/21/23	JPM	MXN	3,127	170,261	171,980	1,719	—
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	82	51,303	50,927	—	(376)
Norwegian Krone,
Expiring 07/19/23	BNP	NOK	1,610	154,728	151,659	—	(3,069)
Polish Zloty,
Expiring 07/19/23	HSBC	PLN	691	163,367	165,291	1,924	—
Swedish Krona,
Expiring 07/19/23	HSBC	SEK	325	31,620	31,832	212	—
Swiss Franc,
Expiring 07/19/23	MSI	CHF	500	561,268	564,220	2,952	—

				$4,851,215	$4,116,735	10,730	(745,210)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/19/23	CITI	GBP	27	$34,489	$34,487	$2	$—
Expiring 07/19/23	HSBC	GBP	1,013	1,270,469	1,275,628	—	(5,159)
Danish Krone,
Expiring 07/19/23	CITI	DKK	235	34,816	34,954	—	(138)
Euro,
Expiring 07/19/23	BNP	EUR	3,826	4,250,615	4,235,510	15,105	—
Expiring 07/19/23	BNYM	EUR	3,814	4,199,163	4,221,917	—	(22,754)
Expiring 07/19/23	MSI	EUR	3,757	4,121,110	4,159,099	—	(37,989)
Japanese Yen,
Expiring 07/19/23	JPM	JPY	62,991	477,914	468,199	9,715	—
Expiring 10/31/23	BOA	JPY	165,745	1,624,000	1,251,304	372,696	—
Expiring 10/31/23	BOA	JPY	107,140	1,062,000	808,858	253,142	—
Expiring 10/31/23	CITI	JPY	27,641	286,831	208,673	78,158	—
Expiring 10/31/23	CITI	JPY	5,701	54,601	43,039	11,562	—
Mexican Peso,
Expiring 06/21/23	HSBC	MXN	46,058	2,485,000	2,533,166	—	(48,166)
Singapore Dollar,
Expiring 06/21/23	HSBC	SGD	22	16,278	16,485	—	(207)
South African Rand,
Expiring 06/21/23	BNP	ZAR	688	36,713	37,430	—	(717)
Swiss Franc,
Expiring 07/19/23	BNP	CHF	723	813,816	816,266	—	(2,450)

				$20,767,815	$20,145,015	740,380	(117,580)

						$751,110	$(862,790)

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	367	JPY	24,589	$59,028	$—	DB
10/31/23	Buy	JPY	9,277	AUD	133	—	(18,631)	GSI
10/31/23	Buy	JPY	29,437	AUD	431	—	(65,092)	MSI

						$59,028	$(83,723)

Credit default swap agreements outstanding at April 30, 2023:

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Morocco	12/20/27	1.000%(Q)	115	$2,274	$2,872	$(598)	BNP
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR 105	2,652	726	1,926	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR 200	5,850	1,460	4,390	BARC

				$10,776	$5,058	$5,718

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	12/20/24	1.000%(Q)	1,650	0.561%	$13,439	$(28,618)	$42,057	CITI
Hellenic Republic	06/20/29	1.000%(Q)	250	1.416%	(5,225)	(21,675)	16,450	CITI
Hellenic Republic	12/20/31	1.000%(Q)	1,255	1.669%	(56,751)	(33,101)	(23,650)	BARC
Republic of Estonia	12/20/26	1.000%(Q)	60	0.664%	753	414	339	JPM
Republic of Italy	12/20/25	1.000%(Q)	750	0.679%	6,899	(7,543)	14,442	JPM
Republic of Italy	12/20/29	1.000%(Q)	1,000	1.330%	(17,582)	(26,218)	8,636	JPM
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.266%	514	—	514	CITI
Republic of Panama	12/20/26	1.000%(Q)	350	0.919%	1,368	734	634	CITI
Republic of Portugal	12/20/30	1.000%(Q)	1,000	0.698%	21,096	26,287	(5,191)	JPM
Republic of South Africa	12/20/23	1.000%(Q)	250	0.907%	439	(1,719)	2,158	BOA
State of Illinois	12/20/24	1.000%(Q)	200	*	(478)	(3,259)	2,781	GSI
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR 200	1.737%	(2,028)	(634)	(1,394)	BARC
United Mexican States	06/20/31	1.000%(Q)	320	1.694%	(14,651)	(12,811)	(1,840)	CITI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	0.809%	1,149	2,239	(1,090)	GSI

					$(51,058)	$(105,904)	$54,846

See Notes to Financial Statements.

32

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	1,143	4.648%	$1,123	$22,858	$21,735
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	17,425	0.755%	168,632	216,228	47,596
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR 2,235	4.340%	(52,083)	79,959	132,042

					$117,672	$319,045	$201,373

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CLP	190,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/11.250%	$—	$(35)	$(35)
CLP	82,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/11.250%	—	(2,952)	(2,952)
CLP	167,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/11.250%	—	(5,702)	(5,702)
EUR	9,645	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/3.645%	—	(363,957)	(363,957)
EUR	300	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/3.645%	—	963	963
EUR	215	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/3.645%	—	139	139
EUR	270	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/3.645%	—	46,044	46,044
EUR	270	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.265%	—	(48,040)	(48,040)
EUR	655	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/3.645%	—	108,535	108,535
EUR	655	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.265%	—	(113,451)	(113,451)
EUR	410	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/3.645%	340	(1,931)	(2,271)
EUR	410	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.265%	(213)	2,202	2,415
GBP	1,100	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.179%	55,014	174,229	119,215
HUF	50,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/15.820%	—	(1,951)	(1,951)

See Notes to Financial Statements.

34

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF 61,500	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/15.820%	$—	$(3,387)	$(3,387)
TWD 14,900	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.492%	—	(1,187)	(1,187)
8,750	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/4.810%	—	(13,818)	(13,818)
8,800	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/4.810%	—	(3,339)	(3,339)
8,290	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/4.810%	—	18,383	18,383
2,756	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/4.810%	—	37,464	37,464
11,896	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/4.810%	(22,397)	(33,358)	(10,961)

				$32,744	$(205,149)	$(237,893)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
ZAR 1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/7.958%	$(9,680)	$(25)	$(9,655)	CITI
ZAR 7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/7.958%	(56,620)	(42)	(56,578)	CITI
ZAR 1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/7.958%	10,186	24	10,162	CITI
ZAR 6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/7.958%	58,575	42	58,533	CITI

				$2,461	$(1)	$2,462

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$34,798	$(135,645)	$163,022	$(99,996)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$620,000	$611,206
JPS	860,000	358,096

Total	$1,480,000	$969,302

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$243,403	$—
Spain	—	—	249,167
United States	—	297,372	—
Commercial Mortgage-Backed Securities
Canada	—	37,286	—
United Kingdom	—	1,012,953	—
United States	—	3,392,883	—
Convertible Bond
Jamaica	—	569	—
Corporate Bonds
Brazil	—	685,973	—
Bulgaria	—	179,100	—
Canada	—	669,047	—
France	—	969,761	—
Germany	—	488,486	—
Hungary	—	101,946	—
India	—	394,081	—
Indonesia	—	294,063	—
Israel	—	194,620	—
Italy	—	363,031	—
Jamaica	—	427,644	—

See Notes to Financial Statements.

36

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Kazakhstan	$—	$159,664	$—
Luxembourg	—	738,751	—**
Mexico	—	877,384	—
Netherlands	—	453,306	—
Slovenia	—	382,004	—
South Africa	—	376,594	—
Spain	—	697,982	—
Sweden	—	105,406	—
Ukraine	—	22,369	—
United Arab Emirates	—	103,599	—
United Kingdom	—	2,451,799	—
United States	—	10,233,906	2,719
Floating Rate and Other Loans
Jamaica	—	22,472	—
United States	—	198,624	—
Municipal Bond
Puerto Rico	—	133,704	—
Residential Mortgage-Backed Securities
Spain	—	47,823	—
United States	—	2,490,284	25,005
Sovereign Bonds
Brazil	—	270,841	—
Bulgaria	—	307,930	—
Greece	—	376,880	—
Indonesia	—	163,081	—
Italy	—	380,985	—
Mexico	—	295,837	—
Romania	—	330,102	—
Serbia	—	614,991	—
Spain	—	1,093,533	—
Turkey	—	539,346	—
Ukraine	—	486,649	—
U.S. Treasury Obligations	—	541,247	—
Common Stocks
Luxembourg	—	120,829	—
Spain	—	—	—**
United States	55,065	—	131,555
Unaffiliated Exchange-Traded Funds	2,824,675	—	—
Preferred Stock
United States	—	—	150,000
Rights
Luxembourg	—	—	5,514
Short-Term Investments
Affiliated Mutual Funds	460,400	—	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Government Agency Obligations	$—	$1,324,419	$—
Options Purchased	7,225	450,163	—

Total	$3,347,365	$36,544,722	$563,960

Liabilities
Options Written	$(12,750)	$(155,488)	$—

Other Financial Instruments*
Assets
Futures Contracts	$34,071	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	751,110	—
OTC Cross Currency Exchange Contracts	—	59,028	—
Centrally Cleared Credit Default Swap Agreements	—	201,373	—
OTC Credit Default Swap Agreements	—	56,433	—
Centrally Cleared Interest Rate Swap Agreements	—	333,158	—
OTC Interest Rate Swap Agreements	—	68,761	—

Total	$34,071	$1,469,863	$—

Liabilities
Futures Contracts	$(921,475)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(862,790)	—
OTC Cross Currency Exchange Contracts	—	(83,723)	—
OTC Credit Default Swap Agreements	—	(96,715)	—
Centrally Cleared Interest Rate Swap Agreements	—	(571,051)	—
OTC Interest Rate Swap Agreements	—	(66,300)	—

Total	$(921,475)	$(1,680,579)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Spain	Corporate Bonds	Floating Rate and other Loans	Residential Mortgage-Backed Securities
Balance as of 10/31/22	$245,479	$2,720	$4,859	$33,275
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	29,201	(27,773)	—	167

See Notes to Financial Statements.

38

	Asset-Backed Securities- Spain	Corporate Bonds	Floating Rate and other Loans	Residential Mortgage-Backed Securities
Purchases/Exchanges/Issuances	$(1)	$—	$—	$—
Sales/Paydowns	(25,512)	—	(4,859)	(8,437)
Accrued discount/premium	—	27,772	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of 04/30/23	$249,167	$2,719	—	$25,005

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$29,201	$(27,773)	$—	$167

	Common Stocks	Preferred Stocks	Rights	Warrants
Balance as of 10/31/22	$113,761	$150,000	$5,513	$3
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	9,616	—	—	(3)
Purchases/Exchanges/Issuances	17,908	—	1	—
Sales/Paydowns	(9,730)	—	—	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of 04/30/23	$131,555	$150,000	$5,514	—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$9,616	$—	$—	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Spain	$1	Market	Contingent Value	Contingent Value
Asset-Backed Securities-Spain	249,166	Market	Comparable Bond	Estimated Spread

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Level 3 Securities**	Fair Value as of April 30, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$—	Market	Contingent Value	Contingent Value Unadjusted Last
Corporate Bonds	2,719	Market	Transaction Based Transaction	Traded Price
Common Stocks	37,495	Market	Based/Broker Quote	Allocation Rate
Common Stocks	33,060	Market	Enterprise Value	Implied Equity Value
				Unadjusted Purchase
Preferred Stocks	150,000	Market	Transaction Based	Price
Rights	5,514	Market	Contingent Value	Contingent Value

	$477,955

** The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers.

As of April 30, 2023, the aggregate value of these securities was $86,005. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Sovereign Bonds	11.6%
Commercial Mortgage-Backed Securities	10.6
Oil & Gas	7.0
Unaffiliated Exchange-Traded Funds	6.7
Residential Mortgage-Backed Securities	6.7
Electric	5.4
Telecommunications	5.2
Retail	3.5
Banks	3.2
U.S. Government Agency Obligations	3.1
Media	2.4
Entertainment	2.4
Commercial Services	1.8
Real Estate	1.5
Auto Manufacturers	1.5
Diversified Financial Services	1.4
Home Builders	1.4
Gas	1.3
Lodging	1.3
U.S. Treasury Obligations	1.3
Pipelines	1.3
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	1.1

Options Purchased	1.1%
Healthcare-Products	1.1
Aerospace & Defense	1.0
Real Estate Investment Trusts (REITs)	0.9
Internet	0.9
Auto Parts & Equipment	0.9
Foods	0.9
Engineering & Construction	0.9
Machinery-Diversified	0.7
Healthcare-Services	0.7
Chemicals	0.6
Collateralized Loan Obligation	0.6
Pharmaceuticals	0.5
Insurance	0.5
Other	0.4
Gas Utilities	0.4
Transportation	0.4
Municipal Bond	0.3
Wireless Telecommunication Services	0.3
Agriculture	0.3
Student Loan	0.3
Building Materials	0.2
Airlines	0.2
Biotechnology	0.2

See Notes to Financial Statements.

40

Industry Classification (continued):

Electric Utilities	0.1%
Oil, Gas & Consumable Fuels	0.1
Hotels, Restaurants & Leisure	0.0 *

96.2
Options Written	(0.4)
Other assets in excess of liabilities	4.2

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$201,373	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	34,732		Premiums received for OTC swap agreements	135,578
Credit contracts	Unrealized appreciation on OTC swap agreements	94,327		Unrealized depreciation on OTC swap agreements	33,763
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	95,034	*
Foreign exchange contracts	Unaffiliated investments	398,310		Options written outstanding, at value	95,101
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	59,028		Unrealized depreciation on OTC cross currency exchange contracts	83,723
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	751,110		Unrealized depreciation on OTC forward foreign currency exchange contracts	862,790

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$34,071	*	Due from/to broker-variation margin futures	$826,441	*
Interest rate contracts	Due from/to broker-variation margin swaps	333,158	*	Due from/to broker-variation margin swaps	571,051	*
Interest rate contracts	Premiums paid for OTC swap agreements	66		Premiums received for OTC swap agreements	67
Interest rate contracts	Unaffiliated investments	59,078		Options written outstanding, at value	73,137
Interest rate contracts	Unrealized appreciation on OTC swap agreements	68,695		Unrealized depreciation on OTC swap agreements	66,233

		$2,033,948			$2,842,918

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$256,887
Equity contracts	(19,366)	55,492	(60,593)	—	—
Foreign exchange contracts	—	—	(174,852)	(1,339,017)	—
Interest rate contracts	4,838	(1,162)	1,124,810	—	6,040

Total	$(14,528)	$54,330	$889,365	$(1,339,017)	$262,927

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$212,742
Equity contracts	39,957	(48,369)	(5,300)	—	—

See Notes to Financial Statements.

42

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$177,729	$80,796	$(19,994)	$52,770	$—
Interest rate contracts	(16,665)	13,458	(1,605,980)	—	(66,444)

Total	$201,021	$45,885	$(1,631,274)	$52,770	$146,298

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$173,624
Options Written (2)	6,361,967
Futures Contracts - Long Positions (2)	6,389,758
Futures Contracts - Short Positions (2)	40,567,987
Forward Foreign Currency Exchange Contracts - Purchased (3)	5,454,579
Forward Foreign Currency Exchange Contracts - Sold (3)	19,849,816
Cross Currency Exchange Contracts (4)	1,292,174
Interest Rate Swap Agreements (2)	34,666,145
Credit Default Swap Agreements - Buy Protection (2)	2,252,836
Credit Default Swap Agreements - Sell Protection (2)	22,260,986

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$22	$(22)	$—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$8,502	$(160,942)	$(152,440)	$—	$(152,440)
BNP	17,977	(6,834)	11,143	—	11,143
BNYM	—	(22,754)	(22,754)	—	(22,754)
BOA	628,656	(262,414)	366,242	(267,275)	98,967
CITI	218,872	(131,422)	87,450	—	87,450
DB	111,455	(125,766)	(14,311)	—	(14,311)
GSI	5,020	(159,964)	(154,944)	154,944	—
HSBC	2,136	(59,437)	(57,301)	—	(57,301)
JPM	63,353	(44,411)	18,942	—	18,942
MSI	401,851	(363,691)	38,160	(38,160)	—
TD	299	—	299	—	299
UAG	—	(7)	(7)	—	(7)

	$1,458,121	$(1,337,642)	$120,479	$(150,491)	$(30,012)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

44

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $22:
Unaffiliated investments (cost $48,450,459)	$39,995,647
Affiliated investments (cost $460,400)	460,400
Foreign currency, at value (cost $12,413)	12,322
Cash segregated for counterparty - OTC	258,000
Deposit with broker for centrally cleared/exchange-traded derivatives	1,480,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	751,110
Dividends and interest receivable	433,102
Unrealized appreciation on OTC swap agreements	163,022
Unrealized appreciation on OTC cross currency exchange contracts	59,028
Premiums paid for OTC swap agreements	34,798
Due from broker—variation margin swaps	15,201
Receivable for Fund shares sold	669
Prepaid expenses and other assets	15,108

Total Assets	43,678,407

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	862,790
Options written outstanding, at value (premiums received $212,734)	168,238
Due to broker—variation margin futures	156,794
Premiums received for OTC swap agreements	135,645
Unrealized depreciation on OTC swap agreements	99,996
Unrealized depreciation on OTC cross currency exchange contracts	83,723
Accrued expenses and other liabilities	78,955
Payable for investments purchased	22,812
Payable for Fund shares purchased	16,089
Management fee payable	7,487
Payable to broker for collateral for securities on loan	2,537
Trustees’ fees payable	745
Distribution fee payable	688
Affiliated transfer agent fee payable	252
Dividends payable	162

Total Liabilities	1,636,913

Net Assets	$42,041,494

Net assets were comprised of:
Shares of beneficial interest, at par	$5,460
Paid-in capital in excess of par	60,242,875
Total distributable earnings (loss)	(18,206,841)

Net assets, April 30, 2023	$42,041,494

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	45

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Class A

Net asset value and redemption price per share, ($990,233 ÷ 128,520 shares of beneficial interest issued and outstanding)	$7.70
Maximum sales charge (3.25% of offering price)	0.26

Maximum offering price to public	$7.96

Class C

Net asset value, offering price and redemption price per share, ($586,093 ÷ 76,194 shares of beneficial interest issued and outstanding)	$7.69

Class Z

Net asset value, offering price and redemption price per share, ($9,609,049 ÷ 1,247,253 shares of beneficial interest issued and outstanding)	$7.70

Class R6

Net asset value, offering price and redemption price per share, ($30,856,119 ÷ 4,007,651 shares of beneficial interest issued and outstanding)	$7.70

See Notes to Financial Statements.

46

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Interest income	$1,194,279
Unaffiliated dividend income	52,659
Affiliated dividend income	6,095
Affiliated income from securities lending, net	871

Total income	1,253,904

Expenses
Management fee	149,620
Distribution fee(a)	4,402
Audit fee	30,944
Custodian and accounting fees	24,372
Registration fees(a)	16,283
Transfer agent’s fees and expenses (including affiliated expense of $1,038)(a)	11,079
Shareholders’ reports	10,881
Professional fees	10,564
Trustees’ fees	4,918
Commitment fees	1,323
Miscellaneous	12,564

Total expenses	276,950
Less: Fee waiver and/or expense reimbursement(a)	(97,555)

Net expenses	179,395

Net investment income (loss)	1,074,509

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $341)	(777,676)
Futures transactions	889,365
Forward and cross currency contract transactions	(1,339,017)
Options written transactions	54,330
Swap agreement transactions	262,927
Foreign currency transactions	(427,332)

(1,337,403)

Net change in unrealized appreciation (depreciation) on:
Investments	3,843,112
Futures	(1,631,274)
Forward and cross currency contracts	52,770
Options written	45,885
Swap agreements	146,298
Foreign currencies	(110,002)

2,346,789

Net gain (loss) on investment and foreign currency transactions	1,009,386

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,083,895

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	47

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,275	3,127	—	—
Registration fees	4,520	2,684	6,514	2,565
Transfer agent’s fees and expenses	961	647	9,226	245
Fee waiver and/or expense reimbursement	(6,484)	(3,946)	(31,937)	(55,188)

See Notes to Financial Statements.

48

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	April 30, 2023	October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,074,509	$2,032,546
Net realized gain (loss) on investment and foreign currency transactions	(1,337,403)	517,665
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,346,789	(11,412,668)

Net increase (decrease) in net assets resulting from operations	2,083,895	(8,862,457)

Dividends and Distributions
Distributions from distributable earnings
Class A	(31,935)	(59,917)
Class C	(17,291)	(26,221)
Class Z	(363,097)	(720,726)
Class R6	(1,006,023)	(1,290,242)

	(1,418,346)	(2,097,106)

Tax return of capital distributions
Class A	—	(29,072)
Class C	—	(12,723)
Class Z	—	(349,697)
Class R6	—	(626,028)

	—	(1,017,520)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,067,395	7,814,302
Net asset value of shares issued in reinvestment of dividends and distributions	1,417,190	3,112,219
Cost of shares purchased	(6,480,471)	(20,856,503)

Net increase (decrease) in net assets from Fund share transactions	(1,995,886)	(9,929,982)

Total increase (decrease)	(1,330,337)	(21,907,065)

Net Assets:
Beginning of period	43,371,831	65,278,896

End of period	$42,041,494	$43,371,831

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	49

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.60		$9.53	$9.43	$10.49	$10.03	$10.56
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.30	0.24	0.27	0.24	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(1.75)	0.25	(0.51)	1.03	(0.14)
Total from investment operations	0.34		(1.45)	0.49	(0.24)	1.27	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.31)	(0.39)	(0.31)	(0.81)	(0.57)
Tax return of capital distributions	-		(0.17)	-	(0.20)	-	-
Distributions from net realized gains	-		-	-	(0.31)	-	(0.07)
Total dividends and distributions	(0.24)		(0.48)	(0.39)	(0.82)	(0.81)	(0.64)
Net asset value, end of period	$7.70		$7.60	$9.53	$9.43	$10.49	$10.03
Total Return(b):	4.49%		(15.54)%	5.25%	(2.43)%	13.32%	1.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$990		$1,168	$2,018	$2,249	$8,693	$585
Average net assets (000)	$1,029		$1,536	$2,122	$3,690	$2,311	$1,984
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20	%(d)	1.20%	1.21%	1.21%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	2.47	%(d)	2.09%	1.91%	2.09%	2.52%	2.77%
Net investment income (loss)	4.65	%(d)	3.60%	2.48%	2.80%	2.26%	2.43%
Portfolio turnover rate(e)	17%		11%	105%	68%	33%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class C Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.58		$9.51	$9.41	$10.47	$10.01	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.15	(b)	0.24	0.17	0.20	0.17	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(c)	(1.75)	0.24	(0.51)	1.02	(0.16)
Total from investment operations	0.32		(1.51)	0.41	(0.31)	1.19	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.25)	(0.31)	(0.24)	(0.73)	(0.49)
Tax return of capital distributions	-		(0.17)	-	(0.20)	-	-
Distributions from net realized gains	-		-	-	(0.31)	-	(0.07)
Total dividends and distributions	(0.21)		(0.42)	(0.31)	(0.75)	(0.73)	(0.56)
Net asset value, end of period	$7.69		$7.58	$9.51	$9.41	$10.47	$10.01
Total Return(d):	4.25%		(16.22)%	4.36%	(3.08)%	12.48%	0.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$586		$662	$932	$1,510	$1,335	$227
Average net assets (000)	$631		$780	$1,151	$1,563	$465	$162
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.95	%(f)	1.95%	1.96%	1.96%	1.95%	1.95%
Expenses before waivers and/or expense reimbursement	3.21	%(f)	2.97%	2.93%	3.34%	5.71%	12.20%
Net investment income (loss)	3.92	%(f)	2.87%	1.75%	2.09%	1.67%	1.81%
Portfolio turnover rate(g)	17%		11%	105%	68%	33%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	51

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.59		$9.53	$9.43	$10.49	$10.03	$10.56
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.33	0.27	0.30	0.22	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		(1.76)	0.25	(0.51)	1.09	(0.15)
Total from investment operations	0.36		(1.43)	0.52	(0.21)	1.31	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.34)	(0.42)	(0.34)	(0.85)	(0.60)
Tax return of capital distributions	-		(0.17)	-	(0.20)	-	-
Distributions from net realized gains	-		-	-	(0.31)	-	(0.07)
Total dividends and distributions	(0.25)		(0.51)	(0.42)	(0.85)	(0.85)	(0.67)
Net asset value, end of period	$7.70		$7.59	$9.53	$9.43	$10.49	$10.03
Total Return(b):	4.81%		(15.36)%	5.62%	(2.09)%	13.73%	1.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,609		$12,104	$27,633	$27,403	$31,323	$3,186
Average net assets (000)	$11,009		$17,655	$33,100	$31,816	$11,946	$4,160
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85	%(d)	0.85%	0.86%	0.86%	0.85%	0.87%
Expenses before waivers and/or expense reimbursement	1.43	%(d)	1.32%	1.28%	1.41%	1.79%	2.14%
Net investment income (loss)	5.06	%(d)	3.88%	2.76%	3.14%	2.16%	2.84%
Portfolio turnover rate(e)	17%		11%	105%	68%	33%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class R6 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.59		$9.52	$9.42	$10.49	$10.02	$10.55
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.34	0.28	0.31	0.34	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18		(1.76)	0.24	(0.52)	0.98	(0.16)
Total from investment operations	0.37		(1.42)	0.52	(0.21)	1.32	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.34)	(0.42)	(0.35)	(0.85)	(0.60)
Tax return of capital distributions	-		(0.17)	-	(0.20)	-	-
Distributions from net realized gains	-		-	-	(0.31)	-	(0.07)
Total dividends and distributions	(0.26)		(0.51)	(0.42)	(0.86)	(0.85)	(0.67)
Net asset value, end of period	$7.70		$7.59	$9.52	$9.42	$10.49	$10.02
Total Return(b):	4.84%		(15.22)%	5.56%	(1.94)%	13.79%	1.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,856		$29,438	$34,696	$32,930	$33,833	$29,530
Average net assets (000)	$30,434		$31,259	$34,756	$32,443	$31,497	$29,353
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.80%	0.81%	0.81%	0.80%	0.83%
Expenses before waivers and/or expense reimbursement	1.17	%(d)	1.10%	1.14%	1.24%	1.66%	1.76%
Net investment income (loss)	5.05	%(d)	4.06%	2.89%	3.22%	3.39%	2.89%
Portfolio turnover rate(e)	17%		11%	105%	68%	33%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	53

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Global Dynamic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

54

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

PGIM Global Dynamic Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

56

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

PGIM Global Dynamic Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike

58

price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed

PGIM Global Dynamic Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable.

60

These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These

PGIM Global Dynamic Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid

62

market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

PGIM Global Dynamic Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

64

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.70% of the Fund’s average daily net assets up to and including $2.5 billion;	0.70%
0.675% on the next $2.5 billion of the Fund’s average daily net assets;
0.65% of the Fund’s average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Global Dynamic Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.20%
C	1.95
Z	0.85
R6	0.80

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$1,668	$—

66

Class	FESL	CDSC
C	$—	$—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$6,487,624	$8,250,754

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

PGIM Global Dynamic Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$5,482,419	$5,024,569	$—	$ —	$457,850	457,850	$6,095

PGIM Institutional Money Market Fund(1)(b)(wi)
963,844	3,984,657	4,946,292	—	341	2,550	2,552	871	(2)
$963,844	$9,467,076	$9,970,861	$—	$ 341	$460,400		$6,966

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$48,588,685	$2,332,870	$(11,731,866)	$(9,398,996)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$6,163,000	$590,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31,

68

2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	55,166	4.4%
R6	3,999,256	99.8

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	73.3%
Unaffiliated	2	20.3

PGIM Global Dynamic Bond Fund	69

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	10,377	$81,420
Shares issued in reinvestment of dividends and distributions	4,111	31,935
Shares purchased	(40,078)	(307,948)
Net increase (decrease) in shares outstanding before conversion	(25,590)	(194,593)
Shares issued upon conversion from other share class(es)	378	2,955
Net increase (decrease) in shares outstanding	(25,212)	$(191,638)

Year ended October 31, 2022:
Shares sold	9,753	$83,271
Shares issued in reinvestment of dividends and distributions	10,606	88,980
Shares purchased	(77,373)	(654,239)
Net increase (decrease) in shares outstanding before conversion	(57,014)	(481,988)
Shares issued upon conversion from other share class(es)	549	4,928
Shares purchased upon conversion into other share class(es)	(1,522)	(11,701)
Net increase (decrease) in shares outstanding	(57,987)	$(488,761)

Class C
Six months ended April 30, 2023:
Shares sold	1,143	$8,983
Shares issued in reinvestment of dividends and distributions	2,223	17,247
Shares purchased	(14,050)	(109,258)
Net increase (decrease) in shares outstanding before conversion	(10,684)	(83,028)
Shares purchased upon conversion into other share class(es)	(379)	(2,955)
Net increase (decrease) in shares outstanding	(11,063)	$(85,983)

Year ended October 31, 2022:
Shares sold	1,102	$9,574
Shares issued in reinvestment of dividends and distributions	4,657	38,884
Shares purchased	(15,928)	(129,435)
Net increase (decrease) in shares outstanding before conversion	(10,169)	(80,977)
Shares purchased upon conversion into other share class(es)	(550)	(4,928)
Net increase (decrease) in shares outstanding	(10,719)	$(85,905)

70

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2023:
Shares sold	385,827	$2,971,907
Shares issued in reinvestment of dividends and distributions	46,603	361,985
Shares purchased	(778,948)	(6,057,967)
Net increase (decrease) in shares outstanding	(346,518)	$(2,724,075)

Year ended October 31, 2022:
Shares sold	905,782	$7,476,072
Shares issued in reinvestment of dividends and distributions	126,705	1,068,194
Shares purchased	(2,340,614)	(19,863,549)
Net increase (decrease) in shares outstanding before conversion	(1,308,127)	(11,319,283)
Shares issued upon conversion from other share class(es)	1,522	11,701
Net increase (decrease) in shares outstanding	(1,306,605)	$(11,307,582)

Class R6
Six months ended April 30, 2023:
Shares sold	659	$5,085
Shares issued in reinvestment of dividends and distributions	129,583	1,006,023
Shares purchased	(684)	(5,298)
Net increase (decrease) in shares outstanding	129,558	$1,005,810

Year ended October 31, 2022:
Shares sold	27,947	$245,385
Shares issued in reinvestment of dividends and distributions	230,906	1,916,161
Shares purchased	(24,077)	(209,280)
Net increase (decrease) in shares outstanding	234,776	$1,952,266

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

PGIM Global Dynamic Bond Fund	71

Notes to Financial Statements  (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $108,000, borrowed at a weighted average interest rate of 5.54%. The maximum loan outstanding amount during the period was $108,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

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Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

PGIM Global Dynamic Bond Fund	73

Notes to Financial Statements  (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations,

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assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located

PGIM Global Dynamic Bond Fund	75

Notes to Financial Statements  (unaudited) (continued)

outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

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There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or

PGIM Global Dynamic Bond Fund	77

Notes to Financial Statements  (unaudited) (continued)

government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

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Reference Rate Risk:The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Short Position Risk: The Fund may take short positions in derivative instruments that present various risks, including credit/counterparty risk and leverage risk. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying security or instrument and, thus, the risk of a theoretically unlimited loss for the Fund. Short positions/sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.

PGIM Global Dynamic Bond Fund	79

Notes to Financial Statements  (unaudited) (continued)

No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.  Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

11.  Subsequent Event

On June 7, 2023 the Board of Trustees approved a proposal to liquidate all of the outstanding shares of the PGIM Global Dynamic Bond Fund. The liquidation is expected to be completed on or about September 14, 2023.

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Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Dynamic Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Global Dynamic Bond Fund

Supplement dated June 12, 2023 to the

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information (SAI)

At a recent meeting of the Board of Trustees of Prudential Investment Portfolios 3, of which PGIM Global Dynamic Bond Fund (the “Fund”) is a series, the Board determined after consideration of various factors, including the Fund’s performance and asset level considerations, that it was in the best interests of the Fund’s shareholders for the Fund to cease operations. Accordingly, the Board approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on the liquidation date.

The Fund liquidation is expected to occur at the close of business on or about September 14, 2023, and the Fund’s transfer agent will make remittances to shareholders as soon as practicable thereafter. Fund shareholders will receive payment equivalent to the net asset value of their shares as of the liquidation date (i.e., the redemption date). The Fund reserves the right to implement and effect the liquidation of the Fund earlier than the expected liquidation date if, due to asset outflows or other factors, it is determined that it would be in the best interests of the Fund and its shareholders to liquidate the Fund on an accelerated basis.

Fund shareholders may exchange their shares for shares of certain other PGIM Investments mutual funds in accordance with the terms of the Fund’s prospectus at any time prior to the Fund’s liquidation. Fund shares held on the liquidation date in Prudential Mutual Fund Services Individual Retirement Accounts (“IRAs”) will be exchanged for shares of PGIM Government Money Market Fund to avoid penalties that may be imposed on holders of IRAs under the Internal Revenue Code if such Fund shares were redeemed in cash.

Any contingent deferred sales charge (“CDSC”) that would otherwise be applicable to a shareholder of the Fund will be waived at the time of the liquidation. You may be subject to federal, state, local or foreign taxes on redemptions of Fund shares. You should consult your tax adviser for information regarding all tax consequences applicable to your investments in the Fund.

If you are subject to federal income tax, the liquidation of the Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the liquidation will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, the Fund may declare taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis. Please consult your personal tax advisor about the potential tax consequences of the liquidations.

In preparation for the liquidation of the Fund, the Fund will be closed to most purchases (including automatic investment purchases) and exchanges at the close of business on or about June 30, 2023 and the Fund will depart from its stated investment objective and policies as it intends to convert all of its portfolio securities to cash or cash equivalents until it is liquidated on the liquidation date (or for a period prior to the liquidation date). Dividends paid by the Fund may continue to be reinvested until the liquidation date. All costs associated with the liquidation will be borne by the Fund.

LR1435

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Dynamic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL DYNAMIC BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAJAX	PAJCX	PAJZX	PAJQX

CUSIP	74440K645	74440K637	74440K611	74440K629

MF233E2

PGIM WADHWANI SYSTEMATIC ABSOLUTE RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Wadhwani is the primary business name of PGIM Wadhwani LLP, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Wadhwani Systematic Absolute Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Wadhwani Systematic Absolute Return Fund

June 15, 2023

PGIM Wadhwani Systematic Absolute Return Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/23 (with sales charges)
		One Year (%)	Since Inception (%)

Class A	-4.15	-3.11	0.94 (09/28/2021)

Class C	-4.58	0.76	3.78 (09/28/2021)

Class Z	-4.10	2.86	4.83 (09/28/2021)

Class R6	-4.06	2.80	4.87 (09/28/2021)

ICE BofA US 3-Month Treasury Bill Index
	2.09	2.81	1.81

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Wadhwani Systematic Absolute Return Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

6	Visit our website at pgim.com/investments

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Wadhwani Systematic Absolute Return Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 958.50	1.49%	$ 7.24
	Hypothetical	$1,000.00	$1,017.41	1.49%	$ 7.45

Class C	Actual	$1,000.00	$ 954.20	2.24%	$10.85
	Hypothetical	$1,000.00	$1,013.69	2.24%	$11.18

Class Z	Actual	$1,000.00	$ 959.00	1.24%	$ 6.02
	Hypothetical	$1,000.00	$1,018.65	1.24%	$ 6.21

Class R6	Actual	$1,000.00	$ 959.40	1.19%	$ 5.78
	Hypothetical	$1,000.00	$1,018.89	1.19%	$ 5.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Wadhwani Systematic Absolute Return Fund	7

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

SHORT-TERM INVESTMENT 80.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (cost $36,012,169)(wj)	36,012,169	$36,012,169

TOTAL INVESTMENTS 80.9%
(cost $36,012,169)		36,012,169
Other assets in excess of liabilities(z) 19.1%		8,494,304

NET ASSETS 100.0%		$44,506,473

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

ASX—Australian Securities Exchange

CAC40—French Stock Market Index

CME—Chicago Mercantile Exchange

DAX—German Stock Index

EURIBOR—Euro Interbank Offered Rate

FTSE—Financial Times Stock Exchange

GS—Goldman Sachs & Co. LLC

MSC—Morgan Stanley & Co. LLC

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

NASDAQ—National Association of Securities Dealers Automated Quotations

OAT—Obligations Assimilables du Tresor

OMXS—Nordic Exchange Stockholm Index

OTC—Over-the-counter

S&P—Standard & Poor’s

SGX—Singapore Exchange

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SPI—Share Price Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	90 Day ASX Bank Bill	Sep. 2023	$655,686	$(49)
3	90 Day ASX Bank Bill	Dec. 2023	1,967,201	653
3	90 Day ASX Bank Bill	Mar. 2024	1,967,682	156
26	90 Day ASX Bank Bill	Jun. 2024	17,057,413	(6,673)
2	3 Month SONIA Index	Mar. 2024	598,119	(473)
2	3 Month SONIA Index	Jun. 2024	599,658	(2,720)
36	3 Month SONIA Index	Sep. 2024	10,825,519	(20,697)
60	2 Year U.S. Treasury Notes	Jun. 2023	12,369,844	(28,455)
66	5 Year Euro-Bobl	Jun. 2023	8,579,415	56,697
67	5 Year U.S. Treasury Notes	Jun. 2023	7,352,727	9,651
10	10 Year Australian Treasury Bonds	Jun. 2023	810,292	2,343
29	10 Year Canadian Government Bonds	Jun. 2023	2,698,690	14,322
29	10 Year Euro-Bund	Jun. 2023	4,331,833	38,626
7	10 Year U.S. Treasury Notes	Jun. 2023	806,422	(87)
7	20 Year U.S. Treasury Bonds	Jun. 2023	921,594	(290)
5	30 Year Euro Buxl	Jun. 2023	768,575	10,729
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	424,219	808
3	ASX SPI 200 Index	Jun. 2023	363,174	443
2	CAC40 10 Euro	May 2023	164,492	379
1	DAX Index	Jun. 2023	441,366	466
14	Euro STOXX 50 Index	Jun. 2023	666,429	2,171
9	Euro-OAT	Jun. 2023	1,289,124	7,510
1	FTSE 100 Index	Jun. 2023	98,812	722
10	NASDAQ 100 E-Mini Index	Jun. 2023	2,664,050	29,722

See Notes to Financial Statements.

Futures contracts outstanding at April 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
19	Nikkei 225 (SGX)	Jun. 2023	$2,013,377	$18,535
8	TOPIX Index	Jun. 2023	1,208,411	6,805

				141,294

Short Positions:
1	3 Month Euro EURIBOR	Sep. 2023	265,172	82
3	3 Month Euro EURIBOR	Dec. 2023	796,343	(386)
3	3 Month Euro EURIBOR	Mar. 2024	797,996	(593)
1	3 Month CME SOFR	Mar. 2024	238,875	461
1	3 Year Australian Treasury Bonds	Jun. 2023	71,864	(140)
1	10 Year Japanese Bonds	Jun. 2023	1,090,682	(6,976)
8	10 Year U.K. Gilt	Jun. 2023	1,020,079	(106)
189	Euro Schatz Index	Jun. 2023	22,007,780	(62,923)
1	Hang Seng Index	May 2023	126,120	(1,506)
2	OMXS 30 Index	May 2023	44,173	(835)
26	Russell 2000 E-Mini Index	Jun. 2023	2,307,240	(5,046)
4	S&P 500 E-Mini Index	Jun. 2023	837,700	(20,307)
4	S&P/TSX 60 Index	Jun. 2023	737,203	(6,531)

				(104,806)

				$36,488

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/17/23	MSC	AUD	1,260	$848,600	$834,429	$—	$(14,171)
Expiring 05/17/23	MSC	AUD	870	587,818	576,153	—	(11,665)
Expiring 05/17/23	MSC	AUD	570	381,696	377,480	—	(4,216)
Expiring 05/17/23	MSC	AUD	470	311,025	311,255	230	—
Expiring 05/17/23	MSC	AUD	420	281,502	278,142	—	(3,360)
Expiring 05/17/23	MSC	AUD	340	231,270	225,163	—	(6,107)
Expiring 05/17/23	MSC	AUD	330	221,125	218,540	—	(2,585)
Expiring 05/17/23	MSC	AUD	190	125,860	125,826	—	(34)
Expiring 05/17/23	MSC	AUD	180	120,614	119,204	—	(1,410)
Expiring 05/17/23	MSC	AUD	110	73,661	72,847	—	(814)
Expiring 05/17/23	MSC	AUD	50	33,627	33,113	—	(514)
Expiring 05/17/23	MSC	AUD	40	26,529	26,490	—	(39)
Expiring 05/17/23	MSC	AUD	30	20,107	19,867	—	(240)
Expiring 05/17/23	MSC	AUD	10	6,757	6,623	—	(134)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/17/23	MSC	AUD	10	$6,696	$6,622	$—	$(74)
Brazilian Real,
Expiring 05/03/23	MSC	BRL	3,341	630,000	669,053	39,053	—
Expiring 05/03/23	MSC	BRL	359	70,000	71,826	1,826	—
Expiring 05/03/23	MSC	BRL	265	50,000	53,099	3,099	—
Expiring 05/03/23	MSC	BRL	246	50,000	49,316	—	(684)
Expiring 05/03/23	MSC	BRL	199	40,000	39,769	—	(231)
Expiring 05/03/23	MSC	BRL	153	30,000	30,594	594	—
Expiring 05/03/23	MSC	BRL	152	30,000	30,498	498	—
Expiring 05/03/23	MSC	BRL	102	20,000	20,417	417	—
Expiring 05/03/23	MSC	BRL	102	20,000	20,418	418	—
Expiring 05/03/23	MSC	BRL	102	20,000	20,433	433	—
Expiring 05/03/23	MSC	BRL	101	20,000	20,282	282	—
Expiring 05/03/23	MSC	BRL	101	20,000	20,139	139	—
Expiring 05/03/23	MSC	BRL	53	10,000	10,575	575	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,220	220	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,219	219	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,118	118	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,144	144	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,141	141	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,152	152	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,208	208	—
Expiring 05/03/23	MSC	BRL	51	10,000	10,177	177	—
Expiring 05/03/23	MSC	BRL	50	10,000	9,929	—	(71)
Expiring 05/03/23	MSC	BRL	49	10,000	9,852	—	(148)
Expiring 06/02/23	MSC	BRL	2,194	430,000	436,639	6,639	—
Expiring 06/02/23	MSC	BRL	1,123	220,000	223,397	3,397	—
Expiring 06/02/23	MSC	BRL	153	30,000	30,463	463	—
Expiring 06/02/23	MSC	BRL	50	10,000	10,039	39	—
British Pound,
Expiring 05/17/23	MSC	GBP	2,060	2,559,791	2,590,095	30,304	—
Expiring 05/17/23	MSC	GBP	450	565,808	565,798	—	(10)
Expiring 05/17/23	MSC	GBP	270	335,517	339,478	3,961	—
Expiring 05/17/23	MSC	GBP	260	324,997	326,905	1,908	—
Expiring 05/17/23	MSC	GBP	210	261,449	264,039	2,590	—
Expiring 05/17/23	MSC	GBP	180	225,651	226,319	668	—
Expiring 05/17/23	MSC	GBP	140	174,813	176,026	1,213	—
Expiring 05/17/23	MSC	GBP	140	173,973	176,026	2,053	—
Expiring 05/17/23	MSC	GBP	90	112,826	113,160	334	—
Expiring 05/17/23	MSC	GBP	60	74,813	75,440	627	—
Expiring 05/17/23	MSC	GBP	30	37,304	37,720	416	—
Expiring 05/17/23	MSC	GBP	20	24,856	25,146	290	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/17/23	MSC	GBP	10	$12,450	$12,573	$123	$—
Expiring 05/17/23	MSC	GBP	10	12,487	12,574	87	—
Expiring 05/17/23	MSC	GBP	10	12,574	12,574	—	—
Expiring 05/17/23	MSC	GBP	10	12,574	12,574	—	—
Canadian Dollar,
Expiring 05/17/23	MSC	CAD	1,123	840,032	829,248	—	(10,784)
Expiring 05/17/23	MSC	CAD	491	359,922	362,255	2,333	—
Expiring 05/17/23	MSC	CAD	314	232,018	231,976	—	(42)
Expiring 05/17/23	MSC	CAD	255	190,053	188,062	—	(1,991)
Expiring 05/17/23	MSC	CAD	94	70,031	69,297	—	(734)
Expiring 05/17/23	MSC	CAD	41	30,238	30,232	—	(6)
Expiring 05/17/23	MSC	CAD	14	10,039	10,037	—	(2)
Chilean Peso,
Expiring 05/17/23	MSC	CLP	80,607	100,000	99,573	—	(427)
Expiring 05/17/23	MSC	CLP	40,015	50,000	49,430	—	(570)
Chinese Renminbi,
Expiring 05/17/23	MSC	CNH	135	19,722	19,548	—	(174)
Expiring 05/17/23	MSC	CNH	69	10,000	9,928	—	(72)
Expiring 05/17/23	MSC	CNH	69	10,018	9,948	—	(70)
Expiring 05/17/23	MSC	CNH	69	10,008	10,018	10	—
Colombian Peso,
Expiring 05/17/23	MSC	COP	179,265	40,000	37,970	—	(2,030)
Expiring 05/17/23	MSC	COP	44,464	10,000	9,418	—	(582)
Czech Koruna,
Expiring 05/17/23	MSC	CZK	2,098	99,581	98,169	—	(1,412)
Expiring 05/17/23	MSC	CZK	469	22,039	21,955	—	(84)
Expiring 05/17/23	MSC	CZK	465	22,090	21,777	—	(313)
Expiring 05/17/23	MSC	CZK	235	11,020	10,978	—	(42)
Expiring 05/17/23	MSC	CZK	235	11,020	10,978	—	(42)
Expiring 05/17/23	MSC	CZK	235	10,954	10,990	36	—
Expiring 05/17/23	MSC	CZK	235	10,956	10,998	42	—
Expiring 05/17/23	MSC	CZK	234	10,995	10,942	—	(53)
Expiring 05/17/23	MSC	CZK	233	11,045	10,888	—	(157)
Euro,
Expiring 05/02/23	MSC	EUR	240	264,547	264,522	—	(25)
Expiring 05/02/23	MSC	EUR	130	143,296	143,283	—	(13)
Expiring 05/02/23	MSC	EUR	20	22,046	22,044	—	(2)
Expiring 05/03/23	MSC	EUR	360	396,803	396,809	6	—
Expiring 05/03/23	MSC	EUR	10	11,022	11,022	—	—
Expiring 05/17/23	MSC	EUR	790	869,704	871,546	1,842	—
Expiring 05/17/23	MSC	EUR	480	528,751	529,546	795	—
Expiring 05/17/23	MSC	EUR	190	208,842	209,612	770	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/17/23	MSC	EUR	180	$199,022	$198,580	$—	$(442)
Expiring 05/17/23	MSC	EUR	90	98,460	99,290	830	—
Expiring 05/17/23	MSC	EUR	40	43,932	44,129	197	—
Expiring 05/17/23	MSC	EUR	30	32,820	33,097	277	—
Expiring 05/17/23	MSC	EUR	30	33,027	33,097	70	—
Expiring 05/17/23	MSC	EUR	20	22,031	22,064	33	—
Expiring 05/17/23	MSC	EUR	10	10,972	11,032	60	—
Expiring 05/17/23	MSC	EUR	10	11,057	11,032	—	(25)
Expiring 05/17/23	MSC	EUR	10	10,940	11,032	92	—
Expiring 05/17/23	MSC	EUR	10	11,009	11,032	23	—
Expiring 05/19/23	MSC	EUR	240	265,202	264,807	—	(395)
Expiring 05/19/23	MSC	EUR	160	176,266	176,537	271	—
Expiring 05/19/23	MSC	EUR	150	166,072	165,504	—	(568)
Expiring 05/19/23	MSC	EUR	100	110,501	110,337	—	(164)
Expiring 05/19/23	MSC	EUR	60	65,909	66,202	293	—
Expiring 05/19/23	MSC	EUR	30	32,954	33,100	146	—
Hungarian Forint,
Expiring 05/17/23	MSC	HUF	18,654	54,650	54,735	85	—
Expiring 05/17/23	MSC	HUF	14,980	43,888	43,956	68	—
Expiring 05/17/23	MSC	HUF	7,468	21,740	21,913	173	—
Expiring 05/17/23	MSC	HUF	3,781	10,884	11,095	211	—
Expiring 05/17/23	MSC	HUF	3,758	10,878	11,026	148	—
Expiring 05/17/23	MSC	HUF	3,758	10,878	11,026	148	—
Expiring 05/17/23	MSC	HUF	3,752	10,930	11,010	80	—
Expiring 05/17/23	MSC	HUF	3,747	10,734	10,997	263	—
Expiring 05/17/23	MSC	HUF	3,731	10,930	10,947	17	—
Indian Rupee,
Expiring 05/17/23	MSC	INR	9,806	120,000	119,852	—	(148)
Expiring 05/17/23	MSC	INR	9,806	120,000	119,848	—	(152)
Expiring 05/17/23	MSC	INR	9,806	120,000	119,848	—	(152)
Expiring 05/17/23	MSC	INR	8,989	110,000	109,861	—	(139)
Expiring 05/17/23	MSC	INR	4,109	50,000	50,221	221	—
Expiring 05/17/23	MSC	INR	3,290	40,000	40,212	212	—
Expiring 05/17/23	MSC	INR	2,466	30,000	30,143	143	—
Expiring 05/17/23	MSC	INR	1,641	20,000	20,054	54	—
Expiring 05/17/23	MSC	INR	1,641	20,000	20,051	51	—
Expiring 05/17/23	MSC	INR	1,640	20,000	20,046	46	—
Expiring 05/17/23	MSC	INR	1,636	20,000	20,000	—	—
Expiring 05/17/23	MSC	INR	1,634	20,000	19,973	—	(27)
Expiring 05/17/23	MSC	INR	822	10,000	10,050	50	—
Expiring 05/17/23	MSC	INR	821	10,000	10,032	32	—
Expiring 05/17/23	MSC	INR	820	10,000	10,023	23	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/17/23	MSC	INR	818	$10,000	$10,001	$1	$—
Expiring 05/17/23	MSC	INR	818	10,000	9,995	—	(5)
Expiring 05/17/23	MSC	INR	817	10,000	9,987	—	(13)
Indonesian Rupiah,
Expiring 05/17/23	MSC	IDR	1,183,373	80,000	80,646	646	—
Expiring 05/17/23	MSC	IDR	1,035,475	70,000	70,567	567	—
Expiring 05/17/23	MSC	IDR	146,868	10,000	10,009	9	—
Expiring 05/17/23	MSC	IDR	146,867	10,000	10,009	9	—
Expiring 05/17/23	MSC	IDR	146,490	10,000	9,983	—	(17)
Israeli Shekel,
Expiring 05/17/23	MSC	ILS	73	19,986	20,111	125	—
Japanese Yen,
Expiring 05/17/23	MSC	JPY	151,128	1,135,982	1,112,493	—	(23,489)
Expiring 05/17/23	MSC	JPY	119,677	893,196	880,972	—	(12,224)
Expiring 05/17/23	MSC	JPY	93,918	702,287	691,352	—	(10,935)
Expiring 05/17/23	MSC	JPY	49,374	370,140	363,458	—	(6,682)
Expiring 05/17/23	MSC	JPY	1,343	10,043	9,887	—	(156)
Expiring 05/17/23	MSC	JPY	1,341	10,081	9,873	—	(208)
Expiring 05/17/23	MSC	JPY	1,335	10,031	9,824	—	(207)
Mexican Peso,
Expiring 05/02/23	MSC	MXN	362	20,055	20,110	55	—
Expiring 05/17/23	MSC	MXN	16,742	920,000	927,192	7,192	—
Expiring 05/17/23	MSC	MXN	2,162	119,174	119,712	538	—
Expiring 05/17/23	MSC	MXN	1,456	80,000	80,627	627	—
Expiring 05/17/23	MSC	MXN	1,081	59,586	59,855	269	—
Expiring 05/17/23	MSC	MXN	363	19,894	20,079	185	—
Expiring 05/17/23	MSC	MXN	361	19,871	19,968	97	—
Expiring 05/17/23	MSC	MXN	360	19,895	19,920	25	—
Expiring 05/17/23	MSC	MXN	360	19,944	19,954	10	—
Expiring 05/17/23	MSC	MXN	181	9,956	10,028	72	—
Expiring 05/17/23	MSC	MXN	181	9,956	10,028	72	—
Expiring 05/17/23	MSC	MXN	180	9,939	9,993	54	—
Expiring 05/17/23	MSC	MXN	180	9,960	9,968	8	—
Expiring 05/17/23	MSC	MXN	180	9,948	9,953	5	—
Expiring 05/17/23	MSC	MXN	180	9,962	9,975	13	—
New Taiwanese Dollar,
Expiring 05/17/23	MSC	TWD	4,564	150,000	148,578	—	(1,422)
Expiring 05/17/23	MSC	TWD	2,134	70,000	69,460	—	(540)
Expiring 05/17/23	MSC	TWD	1,531	50,000	49,849	—	(151)
Expiring 05/17/23	MSC	TWD	913	30,000	29,728	—	(272)
Expiring 05/17/23	MSC	TWD	304	10,000	9,910	—	(90)
Expiring 05/17/23	MSC	TWD	304	10,000	9,909	—	(91)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 05/17/23	MSC	TWD	303	$10,000	$9,870	$—	$(130)
New Zealand Dollar,
Expiring 05/17/23	MSC	NZD	550	341,231	340,102	—	(1,129)
Expiring 05/17/23	MSC	NZD	380	232,459	234,980	2,521	—
Expiring 05/17/23	MSC	NZD	310	191,658	191,693	35	—
Expiring 05/17/23	MSC	NZD	110	68,277	68,021	—	(256)
Expiring 05/17/23	MSC	NZD	70	43,207	43,286	79	—
Expiring 05/17/23	MSC	NZD	40	24,575	24,735	160	—
Expiring 05/17/23	MSC	NZD	40	24,672	24,735	63	—
Expiring 05/17/23	MSC	NZD	30	18,548	18,551	3	—
Expiring 05/17/23	MSC	NZD	20	12,336	12,368	32	—
Expiring 05/17/23	MSC	NZD	20	12,408	12,367	—	(41)
Expiring 05/17/23	MSC	NZD	10	6,158	6,184	26	—
Expiring 05/17/23	MSC	NZD	10	6,204	6,183	—	(21)
Expiring 05/17/23	MSC	NZD	10	6,187	6,184	—	(3)
Expiring 05/17/23	MSC	NZD	10	6,204	6,183	—	(21)
Norwegian Krone,
Expiring 05/19/23	MSC	NOK	5,021	478,477	471,715	—	(6,762)
Expiring 05/19/23	MSC	NOK	922	87,291	86,589	—	(702)
Expiring 05/19/23	MSC	NOK	798	76,887	74,993	—	(1,894)
Expiring 05/19/23	MSC	NOK	584	55,187	54,891	—	(296)
Expiring 05/19/23	MSC	NOK	581	54,854	54,562	—	(292)
Expiring 05/19/23	MSC	NOK	465	44,130	43,717	—	(413)
Expiring 05/19/23	MSC	NOK	229	21,854	21,530	—	(324)
Expiring 05/19/23	MSC	NOK	115	11,029	10,757	—	(272)
Expiring 05/19/23	MSC	NOK	115	10,975	10,789	—	(186)
Expiring 05/19/23	MSC	NOK	115	10,913	10,759	—	(154)
Expiring 05/19/23	MSC	NOK	114	10,877	10,692	—	(185)
Philippine Peso,
Expiring 05/17/23	MSC	PHP	1,127	20,000	20,357	357	—
Expiring 05/17/23	MSC	PHP	1,107	20,000	19,986	—	(14)
Expiring 05/17/23	MSC	PHP	561	10,000	10,130	130	—
Expiring 05/17/23	MSC	PHP	559	10,000	10,103	103	—
Expiring 05/17/23	MSC	PHP	558	10,000	10,071	71	—
Polish Zloty,
Expiring 05/17/23	MSC	PLN	325	77,293	78,060	767	—
Expiring 05/17/23	MSC	PLN	232	55,077	55,623	546	—
Expiring 05/17/23	MSC	PLN	186	43,822	44,573	751	—
Expiring 05/17/23	MSC	PLN	93	21,905	22,328	423	—
Expiring 05/17/23	MSC	PLN	92	22,048	22,096	48	—
Expiring 05/17/23	MSC	PLN	92	21,877	22,080	203	—
Expiring 05/17/23	MSC	PLN	46	10,997	10,993	—	(4)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 05/17/23	MSC	PLN	46		$11,020	$11,129	$109	$—
Expiring 05/17/23	MSC	PLN	46		10,933	11,054	121	—
Expiring 05/17/23	MSC	PLN	46		10,943	11,036	93	—
Expiring 05/17/23	MSC	PLN	46		10,945	11,066	121	—
Expiring 05/17/23	MSC	PLN	46		10,946	11,133	187	—
Expiring 05/17/23	MSC	PLN	—	*	21	21	—	—
Singapore Dollar,
Expiring 05/02/23	MSC	SGD	—	*	18	18	—	—
Expiring 05/17/23	MSC	SGD	133		100,000	99,638	—	(362)
Expiring 05/17/23	MSC	SGD	120		90,000	89,668	—	(332)
Expiring 05/17/23	MSC	SGD	27		19,997	20,010	13	—
Expiring 05/17/23	MSC	SGD	13		10,019	10,021	2	—
Expiring 05/17/23	MSC	SGD	13		10,007	10,021	14	—
Expiring 05/17/23	MSC	SGD	—	*	4	4	—	—
South African Rand,
Expiring 05/17/23	MSC	ZAR	549		29,972	29,967	—	(5)
Expiring 05/17/23	MSC	ZAR	549		29,885	29,960	75	—
Expiring 05/17/23	MSC	ZAR	366		19,961	19,958	—	(3)
Expiring 05/17/23	MSC	ZAR	365		19,899	19,896	—	(3)
Expiring 05/17/23	MSC	ZAR	364		19,930	19,837	—	(93)
Expiring 05/17/23	MSC	ZAR	184		9,988	10,034	46	—
South Korean Won,
Expiring 05/17/23	MSC	KRW	26,162		20,000	19,577	—	(423)
Expiring 05/17/23	MSC	KRW	13,404		10,000	10,030	30	—
Expiring 05/17/23	MSC	KRW	13,174		10,000	9,858	—	(142)
Expiring 05/17/23	MSC	KRW	13,165		10,000	9,852	—	(148)
Expiring 05/17/23	MSC	KRW	13,157		10,000	9,846	—	(154)
Expiring 05/17/23	MSC	KRW	12,969		10,000	9,705	—	(295)
Expiring 05/17/23	MSC	KRW	12,965		10,000	9,702	—	(298)
Expiring 05/17/23	MSC	KRW	12,964		10,000	9,701	—	(299)
Expiring 05/17/23	MSC	KRW	12,964		10,000	9,701	—	(299)
Swedish Krona,
Expiring 05/17/23	MSC	SEK	1,591		154,101	155,291	1,190	—
Expiring 05/17/23	MSC	SEK	1,472		142,099	143,651	1,552	—
Expiring 05/17/23	MSC	SEK	1,472		142,108	143,660	1,552	—
Expiring 05/17/23	MSC	SEK	905		87,882	88,374	492	—
Expiring 05/17/23	MSC	SEK	339		32,906	33,109	203	—
Expiring 05/17/23	MSC	SEK	113		10,960	11,027	67	—
Swiss Franc,
Expiring 05/03/23	MSC	CHF	214		239,890	239,807	—	(83)
Expiring 05/03/23	MSC	CHF	18		19,966	19,959	—	(7)
Expiring 05/17/23	MSC	CHF	880		989,220	987,164	—	(2,056)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/17/23	MSC	CHF	391	$440,837	$438,244	$—	$(2,593)
Expiring 05/17/23	MSC	CHF	329	369,655	368,881	—	(774)
Expiring 05/17/23	MSC	CHF	205	230,045	230,304	259	—
Expiring 05/17/23	MSC	CHF	144	160,377	161,269	892	—
Expiring 05/17/23	MSC	CHF	116	130,334	130,339	5	—
Expiring 05/17/23	MSC	CHF	99	110,317	110,742	425	—
Expiring 05/17/23	MSC	CHF	9	10,038	10,049	11	—
Thai Baht,
Expiring 05/02/23	MSC	THB	341	9,996	9,986	—	(10)
Expiring 05/17/23	MSC	THB	10,247	300,000	300,694	694	—
Expiring 05/17/23	MSC	THB	2,065	60,124	60,599	475	—
Expiring 05/17/23	MSC	THB	1,377	40,054	40,409	355	—
Expiring 05/17/23	MSC	THB	688	20,039	20,187	148	—
Expiring 05/17/23	MSC	THB	688	20,039	20,187	148	—
Expiring 05/17/23	MSC	THB	683	20,000	20,048	48	—
Expiring 05/17/23	MSC	THB	682	20,002	20,002	—	—
Expiring 05/17/23	MSC	THB	681	20,000	19,989	—	(11)
Expiring 05/17/23	MSC	THB	343	10,009	10,060	51	—
Expiring 05/17/23	MSC	THB	342	10,023	10,022	—	(1)
Turkish Lira,
Expiring 05/17/23	MSC	TRY	21,977	1,090,000	1,074,659	—	(15,341)
Expiring 05/17/23	MSC	TRY	2,420	120,000	118,311	—	(1,689)
Expiring 05/17/23	MSC	TRY	2,220	110,000	108,541	—	(1,459)
Expiring 05/17/23	MSC	TRY	1,008	50,000	49,296	—	(704)
Expiring 05/17/23	MSC	TRY	1,000	50,000	48,902	—	(1,098)
Expiring 05/17/23	MSC	TRY	405	20,000	19,780	—	(220)
Expiring 05/17/23	MSC	TRY	395	20,000	19,313	—	(687)
Expiring 05/17/23	MSC	TRY	204	10,000	9,998	—	(2)
Expiring 05/17/23	MSC	TRY	202	10,000	9,856	—	(144)
Expiring 05/17/23	MSC	TRY	201	10,000	9,837	—	(163)
Expiring 05/17/23	MSC	TRY	199	10,000	9,711	—	(289)

				$29,856,260	$29,828,607	140,481	(168,134)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/17/23	MSC	AUD	2,670	$1,784,661	$1,768,193	$16,468	$—
Expiring 05/17/23	MSC	AUD	1,340	895,810	887,408	8,402	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/17/23	MSC	AUD	1,340	$885,035	$887,408	$—	$(2,373)
Expiring 05/17/23	MSC	AUD	1,260	845,296	834,429	10,867	—
Expiring 05/17/23	MSC	AUD	280	187,156	185,429	1,727	—
Expiring 05/17/23	MSC	AUD	210	140,795	139,071	1,724	—
Expiring 05/17/23	MSC	AUD	150	100,262	99,337	925	—
Expiring 05/17/23	MSC	AUD	10	6,709	6,623	86	—
Expiring 05/17/23	MSC	AUD	10	6,709	6,623	86	—
Brazilian Real,
Expiring 05/03/23	MSC	BRL	2,180	430,000	436,702	—	(6,702)
Expiring 05/03/23	MSC	BRL	1,065	210,000	213,273	—	(3,273)
Expiring 05/03/23	MSC	BRL	893	170,000	178,786	—	(8,786)
Expiring 05/03/23	MSC	BRL	248	50,000	49,626	374	—
Expiring 05/03/23	MSC	BRL	156	30,000	31,221	—	(1,221)
Expiring 05/03/23	MSC	BRL	155	30,000	31,076	—	(1,076)
Expiring 05/03/23	MSC	BRL	152	30,000	30,468	—	(468)
Expiring 05/03/23	MSC	BRL	149	30,000	29,899	101	—
Expiring 05/03/23	MSC	BRL	113	22,270	22,552	—	(282)
Expiring 05/03/23	MSC	BRL	107	20,000	21,350	—	(1,350)
Expiring 05/03/23	MSC	BRL	106	20,000	21,265	—	(1,265)
Expiring 05/03/23	MSC	BRL	102	20,000	20,404	—	(404)
Expiring 05/03/23	MSC	BRL	99	20,000	19,797	203	—
Expiring 05/03/23	MSC	BRL	53	10,000	10,546	—	(546)
Expiring 05/03/23	MSC	BRL	52	10,000	10,351	—	(351)
Expiring 05/03/23	MSC	BRL	52	10,000	10,390	—	(390)
Expiring 05/03/23	MSC	BRL	50	10,000	9,988	12	—
Expiring 05/03/23	MSC	BRL	49	10,000	9,885	115	—
Expiring 06/02/23	MSC	BRL	50	10,000	10,043	—	(43)
British Pound,
Expiring 05/03/23	MSC	GBP	450	565,614	565,609	5	—
Expiring 05/03/23	MSC	GBP	10	12,569	12,569	—	—
Expiring 05/03/23	MSC	GBP	10	12,569	12,569	—	—
Expiring 05/17/23	MSC	GBP	330	409,767	414,918	—	(5,151)
Expiring 05/17/23	MSC	GBP	310	385,493	389,772	—	(4,279)
Expiring 05/17/23	MSC	GBP	260	322,713	326,905	—	(4,192)
Expiring 05/17/23	MSC	GBP	160	198,007	201,173	—	(3,166)
Expiring 05/17/23	MSC	GBP	50	62,264	62,866	—	(602)
Expiring 05/17/23	MSC	GBP	40	49,502	50,293	—	(791)
Expiring 05/17/23	MSC	GBP	30	37,306	37,720	—	(414)
Expiring 05/17/23	MSC	GBP	10	12,412	12,573	—	(161)
Expiring 05/17/23	MSC	GBP	10	12,435	12,573	—	(138)
Canadian Dollar,
Expiring 05/17/23	MSC	CAD	1,571	1,160,988	1,160,028	960	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 05/17/23	MSC	CAD	969		$720,000	$715,303	$4,697	$—
Expiring 05/17/23	MSC	CAD	656		490,297	484,407	5,890	—
Expiring 05/17/23	MSC	CAD	528		390,445	390,151	294	—
Expiring 05/17/23	MSC	CAD	525		390,436	387,931	2,505	—
Expiring 05/17/23	MSC	CAD	286		210,077	211,511	—	(1,434)
Expiring 05/17/23	MSC	CAD	255		190,079	188,626	1,453	—
Expiring 05/17/23	MSC	CAD	123		89,925	90,539	—	(614)
Expiring 05/17/23	MSC	CAD	94		70,000	69,548	452	—
Expiring 05/17/23	MSC	CAD	81		60,451	59,493	958	—
Expiring 05/17/23	MSC	CAD	41		30,244	29,973	271	—
Expiring 05/17/23	MSC	CAD	40		30,335	29,854	481	—
Expiring 05/17/23	MSC	CAD	27		19,992	19,752	240	—
Expiring 05/17/23	MSC	CAD	27		20,138	19,819	319	—
Expiring 05/17/23	MSC	CAD	27		20,012	19,995	17	—
Expiring 05/17/23	MSC	CAD	14		10,153	10,191	—	(38)
Expiring 05/17/23	MSC	CAD	13		10,017	9,927	90	—
Chilean Peso,
Expiring 05/17/23	MSC	CLP	16,365		20,000	20,215	—	(215)
Expiring 05/17/23	MSC	CLP	8,047		10,000	9,940	60	—
Expiring 05/17/23	MSC	CLP	8,035		10,000	9,926	74	—
Chinese Renminbi,
Expiring 05/04/23	MSC	CNH	69		9,996	10,006	—	(10)
Expiring 05/17/23	MSC	CNH	346		49,841	49,961	—	(120)
Expiring 05/17/23	MSC	CNH	138		20,054	19,908	146	—
Expiring 05/17/23	MSC	CNH	138		20,072	19,932	140	—
Expiring 05/17/23	MSC	CNH	69		10,027	9,932	95	—
Expiring 05/17/23	MSC	CNH	69		10,025	9,971	54	—
Expiring 05/17/23	MSC	CNH	—	*	50	50	—	—
Expiring 05/17/23	MSC	CNH	—	*	6	6	—	—
Colombian Peso,
Expiring 05/17/23	MSC	COP	46,526		10,000	9,854	146	—
Czech Koruna,
Expiring 05/17/23	MSC	CZK	1,641		76,517	76,780	—	(263)
Expiring 05/17/23	MSC	CZK	938		43,862	43,861	1	—
Expiring 05/17/23	MSC	CZK	467		21,994	21,850	144	—
Expiring 05/17/23	MSC	CZK	234		10,919	10,957	—	(38)
Expiring 05/17/23	MSC	CZK	234		10,951	10,963	—	(12)
Expiring 05/17/23	MSC	CZK	234		10,951	10,963	—	(12)
Expiring 05/17/23	MSC	CZK	234		10,919	10,957	—	(38)
Expiring 05/17/23	MSC	CZK	2		71	71	—	—
Euro,
Expiring 05/17/23	MSC	EUR	560		618,760	617,805	955	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/17/23	MSC	EUR	520	$569,409	$573,676	$—	$(4,267)
Expiring 05/17/23	MSC	EUR	360	397,128	397,160	—	(32)
Expiring 05/17/23	MSC	EUR	350	384,430	386,128	—	(1,698)
Expiring 05/17/23	MSC	EUR	270	298,331	297,870	461	—
Expiring 05/17/23	MSC	EUR	240	264,772	264,774	—	(2)
Expiring 05/17/23	MSC	EUR	130	143,418	143,419	—	(1)
Expiring 05/17/23	MSC	EUR	110	121,765	121,354	411	—
Expiring 05/17/23	MSC	EUR	110	121,765	121,354	411	—
Expiring 05/17/23	MSC	EUR	60	65,902	66,193	—	(291)
Expiring 05/17/23	MSC	EUR	40	43,942	44,128	—	(186)
Expiring 05/17/23	MSC	EUR	30	33,209	33,097	112	—
Expiring 05/17/23	MSC	EUR	30	32,957	33,097	—	(140)
Expiring 05/17/23	MSC	EUR	30	33,148	33,097	51	—
Expiring 05/17/23	MSC	EUR	20	22,099	22,065	34	—
Expiring 05/17/23	MSC	EUR	20	22,064	22,064	—	—
Expiring 05/17/23	MSC	EUR	20	21,971	22,064	—	(93)
Expiring 05/17/23	MSC	EUR	20	21,971	22,064	—	(93)
Expiring 05/17/23	MSC	EUR	10	11,049	11,032	17	—
Expiring 05/17/23	MSC	EUR	10	10,986	11,033	—	(47)
Expiring 05/17/23	MSC	EUR	10	10,984	11,033	—	(49)
Expiring 05/17/23	MSC	EUR	10	10,984	11,033	—	(49)
Expiring 05/17/23	MSC	EUR	10	11,031	11,032	—	(1)
Expiring 05/19/23	MSC	EUR	440	480,992	485,479	—	(4,487)
Expiring 05/19/23	MSC	EUR	80	87,785	88,269	—	(484)
Expiring 05/19/23	MSC	EUR	70	77,050	77,235	—	(185)
Expiring 05/19/23	MSC	EUR	50	54,912	55,168	—	(256)
Expiring 05/19/23	MSC	EUR	50	54,957	55,168	—	(211)
Expiring 05/19/23	MSC	EUR	40	44,231	44,134	97	—
Expiring 05/19/23	MSC	EUR	20	21,880	22,067	—	(187)
Expiring 05/19/23	MSC	EUR	10	11,007	11,033	—	(26)
Expiring 05/19/23	MSC	EUR	10	10,987	11,034	—	(47)
Expiring 05/19/23	MSC	EUR	10	10,987	11,034	—	(47)
Expiring 05/19/23	MSC	EUR	10	10,932	11,034	—	(102)
Hungarian Forint,
Expiring 05/17/23	MSC	HUF	14,897	43,347	43,712	—	(365)
Expiring 05/17/23	MSC	HUF	7,419	21,778	21,769	9	—
Expiring 05/17/23	MSC	HUF	3,724	10,837	10,928	—	(91)
Expiring 05/17/23	MSC	HUF	3,724	10,837	10,928	—	(91)
Expiring 05/17/23	MSC	HUF	3,713	10,899	10,895	4	—
Indian Rupee,
Expiring 05/17/23	MSC	INR	36,978	450,000	451,946	—	(1,946)
Expiring 05/17/23	MSC	INR	13,148	160,000	160,692	—	(692)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/17/23	MSC	INR	4,925	$60,000	$60,199	$—	$(199)
Expiring 05/17/23	MSC	INR	1,646	20,000	20,114	—	(114)
Expiring 05/17/23	MSC	INR	1,643	20,000	20,083	—	(83)
Expiring 05/17/23	MSC	INR	1,642	20,000	20,065	—	(65)
Expiring 05/17/23	MSC	INR	1,636	20,000	19,993	7	—
Expiring 05/17/23	MSC	INR	823	10,000	10,057	—	(57)
Expiring 05/17/23	MSC	INR	823	10,000	10,056	—	(56)
Expiring 05/17/23	MSC	INR	821	10,000	10,030	—	(30)
Expiring 05/17/23	MSC	INR	821	10,000	10,031	—	(31)
Expiring 05/17/23	MSC	INR	821	10,000	10,033	—	(33)
Expiring 05/17/23	MSC	INR	817	10,000	9,988	12	—
Indonesian Rupiah,
Expiring 05/17/23	MSC	IDR	297,846	20,000	20,298	—	(298)
Expiring 05/17/23	MSC	IDR	148,685	10,000	10,133	—	(133)
Israeli Shekel,
Expiring 05/17/23	MSC	ILS	330	90,000	91,064	—	(1,064)
Expiring 05/17/23	MSC	ILS	74	20,092	20,284	—	(192)
Expiring 05/17/23	MSC	ILS	37	10,022	10,064	—	(42)
Expiring 05/17/23	MSC	ILS	36	10,023	10,025	—	(2)
Expiring 05/17/23	MSC	ILS	36	10,009	10,060	—	(51)
Japanese Yen,
Expiring 05/17/23	MSC	JPY	244,281	1,834,576	1,798,216	36,360	—
Expiring 05/17/23	MSC	JPY	134,662	1,002,999	991,279	11,720	—
Expiring 05/17/23	MSC	JPY	98,106	732,886	722,186	10,700	—
Expiring 05/17/23	MSC	JPY	76,489	572,862	563,052	9,810	—
Expiring 05/17/23	MSC	JPY	55,798	410,805	410,743	62	—
Expiring 05/17/23	MSC	JPY	10,693	80,595	78,712	1,883	—
Expiring 05/17/23	MSC	JPY	9,520	70,092	70,081	11	—
Expiring 05/17/23	MSC	JPY	5,387	40,265	39,657	608	—
Expiring 05/17/23	MSC	JPY	5,366	40,087	39,502	585	—
Expiring 05/17/23	MSC	JPY	4,020	30,088	29,592	496	—
Expiring 05/17/23	MSC	JPY	3,990	30,000	29,370	630	—
Expiring 05/17/23	MSC	JPY	1,361	10,020	10,018	2	—
Expiring 05/17/23	MSC	JPY	1,348	10,074	9,922	152	—
Expiring 05/17/23	MSC	JPY	1,347	10,035	9,918	117	—
Expiring 05/17/23	MSC	JPY	1,345	10,046	9,900	146	—
Expiring 05/17/23	MSC	JPY	1,318	9,901	9,705	196	—
Expiring 05/17/23	MSC	JPY	1,306	9,885	9,611	274	—
Expiring 05/17/23	MSC	JPY	3	22	22	—	—
Mexican Peso,
Expiring 05/03/23	MSC	MXN	180	9,989	9,999	—	(10)
Expiring 05/17/23	MSC	MXN	1,627	89,502	90,086	—	(584)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/17/23	MSC	MXN	1,084	$59,691	$60,016	$—	$(325)
Expiring 05/17/23	MSC	MXN	362	19,985	20,041	—	(56)
Expiring 05/17/23	MSC	MXN	181	9,944	9,998	—	(54)
New Taiwanese Dollar,
Expiring 05/17/23	MSC	TWD	44,098	1,450,000	1,435,507	14,493	—
Expiring 05/17/23	MSC	TWD	6,386	210,000	207,883	2,117	—
Expiring 05/17/23	MSC	TWD	4,871	160,000	158,564	1,436	—
Expiring 05/17/23	MSC	TWD	3,656	120,000	119,002	998	—
Expiring 05/17/23	MSC	TWD	2,129	70,000	69,300	700	—
Expiring 05/17/23	MSC	TWD	1,825	60,000	59,412	588	—
Expiring 05/17/23	MSC	TWD	922	30,000	30,022	—	(22)
Expiring 05/17/23	MSC	TWD	916	30,000	29,823	177	—
Expiring 05/17/23	MSC	TWD	614	20,000	20,003	—	(3)
Expiring 05/17/23	MSC	TWD	612	20,000	19,915	85	—
Expiring 05/17/23	MSC	TWD	612	20,000	19,913	87	—
Expiring 05/17/23	MSC	TWD	612	20,000	19,921	79	—
Expiring 05/17/23	MSC	TWD	611	20,000	19,889	111	—
Expiring 05/17/23	MSC	TWD	608	20,000	19,803	197	—
Expiring 05/17/23	MSC	TWD	606	20,000	19,721	279	—
Expiring 05/17/23	MSC	TWD	606	20,000	19,727	273	—
Expiring 05/17/23	MSC	TWD	307	10,000	10,004	—	(4)
Expiring 05/17/23	MSC	TWD	306	10,000	9,957	43	—
Expiring 05/17/23	MSC	TWD	306	10,000	9,961	39	—
Expiring 05/17/23	MSC	TWD	306	10,000	9,956	44	—
Expiring 05/17/23	MSC	TWD	306	10,000	9,950	50	—
Expiring 05/17/23	MSC	TWD	305	10,000	9,943	57	—
Expiring 05/17/23	MSC	TWD	304	10,000	9,902	98	—
New Zealand Dollar,
Expiring 05/17/23	MSC	NZD	1,070	663,073	661,652	1,421	—
Expiring 05/17/23	MSC	NZD	430	266,583	265,898	685	—
Expiring 05/17/23	MSC	NZD	210	130,341	129,857	484	—
Expiring 05/17/23	MSC	NZD	190	117,754	117,489	265	—
Expiring 05/17/23	MSC	NZD	170	105,358	105,123	235	—
Expiring 05/17/23	MSC	NZD	100	61,404	61,837	—	(433)
Expiring 05/17/23	MSC	NZD	80	49,579	49,469	110	—
Expiring 05/17/23	MSC	NZD	60	37,844	37,102	742	—
Expiring 05/17/23	MSC	NZD	30	18,591	18,551	40	—
Expiring 05/17/23	MSC	NZD	10	6,307	6,183	124	—
Expiring 05/17/23	MSC	NZD	10	6,197	6,184	13	—
Expiring 05/17/23	MSC	NZD	10	6,307	6,183	124	—
Norwegian Krone,
Expiring 05/19/23	MSC	NOK	2,819	265,390	264,800	590	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 05/19/23	MSC	NOK	1,833		$176,177	$172,232	$3,945	$—
Expiring 05/19/23	MSC	NOK	1,714		167,000	161,022	5,978	—
Expiring 05/19/23	MSC	NOK	1,176		110,701	110,455	246	—
Expiring 05/19/23	MSC	NOK	699		65,527	65,666	—	(139)
Expiring 05/19/23	MSC	NOK	353		33,134	33,204	—	(70)
Philippine Peso,
Expiring 05/17/23	MSC	PHP	2,225		40,000	40,186	—	(186)
Expiring 05/17/23	MSC	PHP	1,687		30,000	30,471	—	(471)
Expiring 05/17/23	MSC	PHP	557		10,000	10,054	—	(54)
Expiring 05/17/23	MSC	PHP	556		10,000	10,045	—	(45)
Polish Zloty,
Expiring 05/17/23	MSC	PLN	232		54,622	55,573	—	(951)
Expiring 05/17/23	MSC	PLN	139		32,776	33,347	—	(571)
Expiring 05/17/23	MSC	PLN	46		10,925	11,115	—	(190)
Expiring 05/17/23	MSC	PLN	46		10,966	11,099	—	(133)
Expiring 05/17/23	MSC	PLN	46		10,927	11,078	—	(151)
Singapore Dollar,
Expiring 05/03/23	MSC	SGD	27		19,987	19,998	—	(11)
Expiring 05/17/23	MSC	SGD	107		80,122	80,100	22	—
Expiring 05/17/23	MSC	SGD	80		60,106	60,061	45	—
Expiring 05/17/23	MSC	SGD	80		60,089	60,072	17	—
Expiring 05/17/23	MSC	SGD	53		40,067	39,943	124	—
Expiring 05/17/23	MSC	SGD	40		30,034	30,119	—	(85)
Expiring 05/17/23	MSC	SGD	27		20,022	20,079	—	(57)
Expiring 05/17/23	MSC	SGD	27		20,066	20,051	15	—
Expiring 05/17/23	MSC	SGD	27		20,024	19,984	40	—
Expiring 05/17/23	MSC	SGD	27		20,022	20,013	9	—
Expiring 05/17/23	MSC	SGD	13		10,024	9,965	59	—
Expiring 05/17/23	MSC	SGD	13		9,998	9,967	31	—
Expiring 05/17/23	MSC	SGD	13		10,015	10,012	3	—
Expiring 05/17/23	MSC	SGD	13		10,011	10,039	—	(28)
Expiring 05/17/23	MSC	SGD	13		10,134	10,111	23	—
Expiring 05/17/23	MSC	SGD	13		10,001	9,997	4	—
Expiring 05/17/23	MSC	SGD	—	*	18	18	—	—
Expiring 05/17/23	MSC	SGD	—	*	62	61	1	—
South African Rand,
Expiring 05/02/23	MSC	ZAR	184		9,997	10,049	—	(52)
Expiring 05/03/23	MSC	ZAR	549		29,995	30,009	—	(14)
Expiring 05/03/23	MSC	ZAR	366		19,977	19,986	—	(9)
Expiring 05/03/23	MSC	ZAR	365		19,915	19,924	—	(9)
Expiring 05/17/23	MSC	ZAR	5,727		310,000	312,519	—	(2,519)
Expiring 05/17/23	MSC	ZAR	924		50,000	50,406	—	(406)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 05/17/23	MSC	ZAR	551	$29,979	$30,084	$—	$(105)
Expiring 05/17/23	MSC	ZAR	369	20,000	20,162	—	(162)
Expiring 05/17/23	MSC	ZAR	367	20,293	20,030	263	—
Expiring 05/17/23	MSC	ZAR	182	9,913	9,948	—	(35)
Expiring 05/17/23	MSC	ZAR	182	9,980	9,905	75	—
Expiring 05/17/23	MSC	ZAR	181	9,981	9,864	117	—
Expiring 05/17/23	MSC	ZAR	181	9,974	9,887	87	—
South Korean Won,
Expiring 05/17/23	MSC	KRW	93,481	70,000	69,954	46	—
Expiring 05/17/23	MSC	KRW	92,750	70,000	69,407	593	—
Expiring 05/17/23	MSC	KRW	79,505	60,000	59,495	505	—
Expiring 05/17/23	MSC	KRW	39,829	30,000	29,805	195	—
Expiring 05/17/23	MSC	KRW	26,801	20,000	20,055	—	(55)
Expiring 05/17/23	MSC	KRW	13,333	10,000	9,977	23	—
Expiring 05/17/23	MSC	KRW	13,171	10,000	9,856	144	—
Expiring 05/17/23	MSC	KRW	13,114	10,000	9,813	187	—
Expiring 05/17/23	MSC	KRW	13,112	10,000	9,812	188	—
Expiring 05/17/23	MSC	KRW	13,100	10,000	9,803	197	—
Swedish Krona,
Expiring 05/17/23	MSC	SEK	2,163	209,681	211,168	—	(1,487)
Expiring 05/17/23	MSC	SEK	1,361	132,924	132,873	51	—
Expiring 05/17/23	MSC	SEK	1,249	121,155	121,942	—	(787)
Expiring 05/17/23	MSC	SEK	913	88,497	89,125	—	(628)
Expiring 05/17/23	MSC	SEK	906	87,776	88,471	—	(695)
Expiring 05/17/23	MSC	SEK	796	77,770	77,739	31	—
Expiring 05/17/23	MSC	SEK	228	22,118	22,275	—	(157)
Expiring 05/17/23	MSC	SEK	227	22,136	22,112	24	—
Expiring 05/17/23	MSC	SEK	227	22,006	22,129	—	(123)
Expiring 05/17/23	MSC	SEK	226	21,919	22,093	—	(174)
Expiring 05/17/23	MSC	SEK	114	11,099	11,095	4	—
Expiring 05/17/23	MSC	SEK	113	10,988	11,041	—	(53)
Expiring 05/17/23	MSC	SEK	113	11,065	11,053	12	—
Swiss Franc,
Expiring 05/02/23	MSC	CHF	205	229,657	229,870	—	(213)
Expiring 05/02/23	MSC	CHF	9	10,021	10,030	—	(9)
Expiring 05/17/23	MSC	CHF	2,068	2,300,000	2,318,468	—	(18,468)
Expiring 05/17/23	MSC	CHF	311	351,869	349,030	2,839	—
Expiring 05/17/23	MSC	CHF	303	340,207	340,115	92	—
Expiring 05/17/23	MSC	CHF	214	240,267	240,232	35	—
Expiring 05/17/23	MSC	CHF	143	160,501	160,543	—	(42)
Expiring 05/17/23	MSC	CHF	90	100,443	100,715	—	(272)
Expiring 05/17/23	MSC	CHF	63	70,265	70,162	103	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/17/23	MSC	CHF	27	$30,095	$30,176	$—	$(81)
Expiring 05/17/23	MSC	CHF	18	19,997	19,994	3	—
Thai Baht,
Expiring 05/03/23	MSC	THB	342	10,000	10,007	—	(7)
Expiring 05/17/23	MSC	THB	2,758	80,497	80,927	—	(430)
Expiring 05/17/23	MSC	THB	1,718	50,191	50,417	—	(226)
Expiring 05/17/23	MSC	THB	1,031	30,114	30,250	—	(136)
Expiring 05/17/23	MSC	THB	686	20,000	20,118	—	(118)
Expiring 05/17/23	MSC	THB	343	10,000	10,051	—	(51)
Expiring 05/17/23	MSC	THB	341	10,000	10,010	—	(10)
Expiring 05/17/23	MSC	THB	341	10,012	10,002	10	—
Turkish Lira,
Expiring 05/17/23	MSC	TRY	19,392	960,000	948,259	11,741	—
Expiring 05/17/23	MSC	TRY	2,698	130,000	131,951	—	(1,951)
Expiring 05/17/23	MSC	TRY	2,427	120,000	118,654	1,346	—
Expiring 05/17/23	MSC	TRY	1,818	90,000	88,897	1,103	—
Expiring 05/17/23	MSC	TRY	1,645	80,000	80,454	—	(454)
Expiring 05/17/23	MSC	TRY	416	20,000	20,329	—	(329)
Expiring 05/17/23	MSC	TRY	410	20,000	20,055	—	(55)
Expiring 05/17/23	MSC	TRY	410	20,000	20,033	—	(33)
Expiring 05/17/23	MSC	TRY	208	10,000	10,150	—	(150)
Expiring 05/17/23	MSC	TRY	205	10,000	10,017	—	(17)
Expiring 05/17/23	MSC	TRY	204	10,000	9,993	7	—
Expiring 05/17/23	MSC	TRY	201	10,000	9,836	164	—
Expiring 05/17/23	MSC	TRY	199	10,000	9,753	247	—
Expiring 05/17/23	MSC	TRY	199	10,000	9,753	247	—

				$35,206,745	$35,115,794	194,940	(103,989)

						$335,421	$(272,123)

*	Less than 500.

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/17/23	Buy	CZK	470	EUR	20	$—	$(61)	MSC
05/17/23	Buy	CZK	2,353	EUR	100	—	(250)	MSC
05/17/23	Buy	CZK	19,998	EUR	850	—	(2,128)	MSC
05/17/23	Buy	EUR	10	PLN	46	10	—	MSC

See Notes to Financial Statements.

Cross currency exchange contracts outstanding at April 30, 2023 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/17/23	Buy	EUR	10	PLN	46	$7	$—	MSC
05/17/23	Buy	EUR	10	CZK	236	8	—	MSC
05/17/23	Buy	EUR	10	HUF	3,763	—	(10)	MSC
05/17/23	Buy	EUR	20	PLN	92	21	—	MSC
05/17/23	Buy	EUR	20	HUF	7,488	91	—	MSC
05/17/23	Buy	EUR	40	SEK	454	—	(210)	MSC
05/17/23	Buy	EUR	40	SEK	454	—	(192)	MSC
05/17/23	Buy	EUR	40	SEK	456	—	(365)	MSC
05/17/23	Buy	EUR	70	SEK	795	—	(413)	MSC
05/17/23	Buy	EUR	140	SEK	1,589	—	(663)	MSC
05/17/23	Buy	EUR	580	SEK	6,583	—	(2,693)	MSC
05/17/23	Buy	EUR	1,460	SEK	16,573	—	(7,067)	MSC
05/17/23	Buy	HUF	3,752	EUR	10	—	(23)	MSC
05/17/23	Buy	HUF	3,817	EUR	10	168	—	MSC
05/17/23	Buy	HUF	7,507	EUR	20	—	(36)	MSC
05/17/23	Buy	HUF	38,169	EUR	100	1,677	—	MSC
05/17/23	Buy	HUF	137,409	EUR	360	6,037	—	MSC
05/17/23	Buy	PLN	46	EUR	10	—	(6)	MSC
05/17/23	Buy	PLN	92	EUR	20	—	(5)	MSC
05/17/23	Buy	PLN	234	EUR	50	1,021	—	MSC
05/17/23	Buy	PLN	983	EUR	210	4,311	—	MSC
05/17/23	Buy	PLN	2,342	EUR	500	10,336	—	MSC
05/17/23	Buy	SEK	113	EUR	10	24	—	MSC
05/17/23	Buy	SEK	114	EUR	10	93	—	MSC
05/17/23	Buy	SEK	114	EUR	10	72	—	MSC
05/17/23	Buy	SEK	114	EUR	10	93	—	MSC
05/17/23	Buy	SEK	226	EUR	20	35	—	MSC
05/17/23	Buy	SEK	227	EUR	20	49	—	MSC
05/17/23	Buy	SEK	340	EUR	30	114	—	MSC
05/17/23	Buy	SEK	568	EUR	50	248	—	MSC
05/17/23	Buy	SEK	1,357	EUR	120	61	—	MSC
05/19/23	Buy	EUR	10	NOK	117	5	—	MSC
05/19/23	Buy	EUR	10	NOK	117	19	—	MSC
05/19/23	Buy	EUR	10	NOK	117	19	—	MSC
05/19/23	Buy	EUR	10	NOK	117	37	—	MSC
05/19/23	Buy	EUR	20	NOK	234	66	—	MSC
05/19/23	Buy	EUR	20	NOK	234	58	—	MSC
05/19/23	Buy	EUR	30	NOK	352	—	(8)	MSC
05/19/23	Buy	EUR	30	NOK	354	—	(170)	MSC
05/19/23	Buy	EUR	40	NOK	460	922	—	MSC
05/19/23	Buy	EUR	100	NOK	1,150	2,311	—	MSC
05/19/23	Buy	EUR	1,300	NOK	14,949	30,010	—	MSC
05/19/23	Buy	NOK	117	EUR	10	—	(31)	MSC

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Cross currency exchange contracts outstanding at April 30, 2023 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/19/23	Buy	NOK	118	EUR	10	$6	$—	MSC
05/19/23	Buy	NOK	118	EUR	10	9	—	MSC
05/19/23	Buy	NOK	826	EUR	70	365	—	MSC

						$58,303	$(14,331)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$ 529,434	$—
MSC	758,176	—

Total	$1,287,610	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investment
Affiliated Mutual Fund	$36,012,169	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$201,281	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	335,421	—
OTC Cross Currency Exchange Contracts	—	58,303	—

Total	$201,281	$393,724	$—

Liabilities
Futures Contracts	$(164,793)	$—	$—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(272,123)	$—
OTC Cross Currency Exchange Contracts	—	(14,331)	—

Total	$(164,793)	$(286,454)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Affiliated Mutual Fund	80.9%
Other assets in excess of liabilities	19.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$59,243	*	Due from/to broker-variation margin futures	$34,225	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	58,303		Unrealized depreciation on OTC cross currency exchange contracts	14,331
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	335,421		Unrealized depreciation on OTC forward foreign currency exchange contracts	272,123

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$142,038	*	Due from/to broker-variation margin futures	$130,568	*

		$595,005			$451,247

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$(1,007,513)	$—	$2,217
Foreign exchange contracts	—	(271,766)	—
Interest rate contracts	(1,445,801)	—	—

Total	$(2,453,314)	$(271,766)	$2,217

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Forward & Cross Currency Exchange Contracts
Equity contracts		$57,689	$—
Foreign exchange contracts		—	247,999
Interest rate contracts		29,582	—

Total		$87,271	$247,999

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$56,890,739
Futures Contracts - Short Positions (1)	42,518,397
Forward Foreign Currency Exchange Contracts - Purchased (2)	29,118,216
Forward Foreign Currency Exchange Contracts - Sold (2)	34,298,851
Cross Currency Exchange Contracts (3)	5,086,425

See Notes to Financial Statements.

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (1)	$ 35,788

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
MSC	$393,724	$(286,454)	$107,270	$—	$107,270

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	31

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets

Affiliated investments (cost $36,012,169)	$36,012,169
Deposit with prime broker for futures and OTC forward foreign currency exchange contracts	7,021,298
Deposit with broker for centrally cleared/exchange-traded derivatives	1,287,610
Unrealized appreciation on OTC forward foreign currency exchange contracts	335,421
Due from broker—variation margin futures	113,249
Unrealized appreciation on OTC cross currency exchange contracts	58,303
Receivable for investments sold	13,213
Receivable for Fund shares sold	11,696
Prepaid expenses and other assets	20,284

Total Assets	44,873,243

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	272,123
Audit fee payable	26,282
Management fee payable	21,511
Accrued expenses and other liabilities	16,686
Unrealized depreciation on OTC cross currency exchange contracts	14,331
Payable for Fund shares purchased	10,706
Payable to custodian	3,952
Trustees’ fees payable	687
Affiliated transfer agent fee payable	307
Distribution fee payable	185

Total Liabilities	366,770

Net Assets	$44,506,473

Net assets were comprised of:
Shares of beneficial interest, at par	$ 4,554
Paid-in capital in excess of par	46,702,295
Total distributable earnings (loss)	(2,200,376)

Net assets, April 30, 2023	$44,506,473

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($574,930 ÷ 58,830 shares of beneficial interest issued and outstanding)	$9.77
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.34

Class C

Net asset value, offering price and redemption price per share, ($73,032 ÷ 7,491 shares of beneficial interest issued and outstanding)	$9.75

Class Z

Net asset value, offering price and redemption price per share, ($11,533,658 ÷ 1,179,084 shares of beneficial interest issued and outstanding)	$9.78

Class R6

Net asset value, offering price and redemption price per share, ($32,324,853 ÷ 3,308,974 shares of beneficial interest issued and outstanding)	$9.77

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	33

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$576,289
Affiliated dividend income	239,851
Interest income	6,344

Total income	822,484

Expenses
Management fee	245,109
Distribution fee(a)	1,456
Audit fee	26,282
Custodian and accounting fees	18,330
Registration fees(a)	17,550
Professional fees	11,150
Transfer agent’s fees and expenses (including affiliated expense of $1,230)(a)	7,834
Shareholders’ reports	7,438
Trustees’ fees	4,927
SEC registration fees	731
Miscellaneous	12,567

Total expenses	353,374
Less: Fee waiver and/or expense reimbursement(a)	(91,696)

Net expenses	261,678

Net investment income (loss)	560,806

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Futures transactions	(2,453,314)
Forward and cross currency contract transactions	(271,766)
Swap agreement transactions	2,217
Foreign currency transactions	(145,490)

(2,868,353)

Net change in unrealized appreciation (depreciation) on:
Futures	87,271
Forward and cross currency contracts	247,999
Foreign currencies	2,234

337,504

Net gain (loss) on investment and foreign currency transactions	(2,530,849)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,970,043)

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,090	366	—	—
Registration fees	4,559	3,126	7,547	2,318
Transfer agent’s fees and expenses	687	97	6,995	55
Fee waiver and/or expense reimbursement	(6,325)	(3,315)	(30,333)	(51,723)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	35

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$560,806	$(111,355)
Net realized gain (loss) on investment and foreign currency transactions	(2,868,353)	3,764,402
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	337,504	(405,801)

Net increase (decrease) in net assets resulting from operations	(1,970,043)	3,247,246

Dividends and Distributions
Distributions from distributable earnings
Class A	(56,624)	(318)
Class C	(3,429)	(268)
Class Z	(997,317)	(684)
Class R6	(2,267,142)	(835,628)

	(3,324,512)	(836,898)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	8,630,615	17,749,558
Net asset value of shares issued in reinvestment of dividends and distributions	3,324,469	836,898
Cost of shares purchased	(11,631,718)	(2,226,114)

Net increase (decrease) in net assets from Fund share transactions	323,366	16,360,342

Total increase (decrease)	(4,971,189)	18,770,690

Net Assets:
Beginning of period	49,477,662	30,706,972

End of period	$44,506,473	$49,477,662

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.90		$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.01	(c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.55)		0.94		0.23
Total from investment operations	(0.44)		0.95		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.05)		-
Distributions from net realized gains	(0.42)		(0.22)		-
Total dividends and distributions	(0.69)		(0.27)		-
Net asset value, end of period	$9.77		$10.90		$10.22
Total Return(d):	(4.15)%		9.64%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$575		$788		$11
Average net assets (000)	$879		$231		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.40	%(f)	1.45	%(g)	1.40	%(h)
Expenses before waivers and/or expense reimbursement	2.85	%(f)	13.76%		200.29	%(h)
Net investment income (loss)	2.12	%(f)	0.10%		(1.32	)%(h)
Portfolio turnover rate(i)	0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes derivatives broker fees of 0.05% for the year ended October 31, 2022.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.82		$10.21		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.55)		0.98		0.23
Total from investment operations	(0.48)		0.88		0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.05)		-
Distributions from net realized gains	(0.42)		(0.22)		-
Total dividends and distributions	(0.59)		(0.27)		-
Net asset value, end of period	$9.75		$10.82		$10.21
Total Return(c):	(4.58)%		8.88%		2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$73		$63		$10
Average net assets (000)	$74		$18		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.15	%(e)	2.20	%(f)	2.15	%(g)
Expenses before waivers and/or expense reimbursement	11.21	%(e)	133.01%		197.54	%(g)
Net investment income (loss)	1.40	%(e)	(0.92)%		(2.07	)%(g)
Portfolio turnover rate(h)	0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes derivatives broker fees of 0.05% for the year ended October 31, 2022.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.93		$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.05	(c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.56)		0.94		0.23
Total from investment operations	(0.44)		0.99		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.06)		-
Distributions from net realized gains	(0.42)		(0.22)		-
Total dividends and distributions	(0.71)		(0.28)		-
Net asset value, end of period	$9.78		$10.93		$10.22
Total Return(d):	(4.10)%		9.97%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,534		$14,883		$10
Average net assets (000)	$12,925		$2,763		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.15	%(f)	1.20	%(g)	1.15	%(h)
Expenses before waivers and/or expense reimbursement	1.62	%(f)	3.00%		212.41	%(h)
Net investment income (loss)	2.36	%(f)	0.49%		(1.07	)%(h)
Portfolio turnover rate(i)	0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes derivatives broker fees of 0.05% for the year ended October 31, 2022.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.93		$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		(0.04)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.55)		1.03		0.23
Total from investment operations	(0.43)		0.99		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.06)		-
Distributions from net realized gains	(0.42)		(0.22)		-
Total dividends and distributions	(0.73)		(0.28)		-
Net asset value, end of period	$9.77		$10.93		$10.22
Total Return(c):	(4.06)%		9.99%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,325		$33,743		$30,675
Average net assets (000)	$33,196		$31,689		$30,276
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.16	%(f)	1.10	%(g)
Expenses before waivers and/or expense reimbursement	1.41	%(e)	1.81%		1.84	%(g)
Net investment income (loss)	2.43	%(e)	(0.39)%		(1.02	)%(g)
Portfolio turnover rate(h)	0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes derivatives broker fees of 0.06% for the year ended October 31, 2022.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.   Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Wadhwani Systematic Absolute Return Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term risk adjusted total return.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

PGIM Wadhwani Systematic Absolute Return Fund	41

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

PGIM Wadhwani Systematic Absolute Return Fund	43

Notes to Financial Statements (unaudited) (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to gain exposure to equities and fixed income. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

PGIM Wadhwani Systematic Absolute Return Fund	45

Notes to Financial Statements (unaudited) (continued)

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

PGIM Wadhwani Systematic Absolute Return Fund	47

Notes to Financial Statements (unaudited) (continued)

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Wadhwani LLP (“PGIM Wadhwani” or the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

1.05% of the average daily net assets of the Fund up to and including $1 billion;	1.05%

1.03% of the average daily net assets of the Fund from $1 billion up to and including $3 billion;

1.01% of the average daily net assets of the Fund from $3 billion up to and including $5 billion;

1.00% of the average daily net assets of the Fund from $5 billion up to and including $10 billion; and

0.99% of average daily net assets of the Fund over $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.40%
C	2.15
Z	1.15
R6	1.10

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$59	$—
C	—	—

PGIM Investments, PGIM Wadhwani and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Wadhwani Systematic Absolute Return Fund	49

Notes to Financial Statements (unaudited) (continued)

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the reporting period ended April 30, 2023.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund(1)(wj)
$—	$40,501,596	$4,489,427	$—	$—	$36,012,169	36,012,169	$239,851

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$36,045,276	$592,477	$(481,826)	$110,651

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

PGIM Wadhwani Systematic Absolute Return Fund	51

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,097	1.9%
C	1,087	14.5
Z	7,538	0.6
R6	3,308,974	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	72.6%
Unaffiliated	1	19.2

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	82,359	$852,184
Shares issued in reinvestment of dividends and distributions	5,557	56,624
Shares purchased	(101,369)	(1,021,046)
Net increase (decrease) in shares outstanding before conversion	(13,453)	(112,238)
Shares issued upon conversion from other share class(es)	24	235
Net increase (decrease) in shares outstanding	(13,429)	$(112,003)

Year ended October 31, 2022:
Shares sold	152,753	$1,636,453
Shares issued in reinvestment of dividends and distributions	32	318
Shares purchased	(81,625)	(868,587)
Net increase (decrease) in shares outstanding before conversion	71,160	768,184
Shares issued upon conversion from other share class(es)	1	14
Net increase (decrease) in shares outstanding	71,161	$768,198

Share Class	Shares	Amount

Class C
Six months ended April 30, 2023:
Shares sold	3,350	$34,000
Shares issued in reinvestment of dividends and distributions	336	3,429
Shares purchased	(1,991)	(19,775)
Net increase (decrease) in shares outstanding before conversion	1,695	17,654
Shares purchased upon conversion into other share class(es)	(24)	(235)
Net increase (decrease) in shares outstanding	1,671	$17,419

Year ended October 31, 2022:
Shares sold	4,794	$51,349
Shares issued in reinvestment of dividends and distributions	27	268
Net increase (decrease) in shares outstanding before conversion	4,821	51,617
Shares purchased upon conversion into other share class(es)	(1)	(14)
Net increase (decrease) in shares outstanding	4,820	$51,603

Class Z
Six months ended April 30, 2023:
Shares sold	743,148	$7,744,431
Shares issued in reinvestment of dividends and distributions	97,868	997,274
Shares purchased	(1,024,241)	(10,590,897)
Net increase (decrease) in shares outstanding	(183,225)	$(1,849,192)

Year ended October 31, 2022:
Shares sold	1,485,697	$16,061,756
Shares issued in reinvestment of dividends and distributions	70	684
Shares purchased	(124,458)	(1,357,527)
Net increase (decrease) in shares outstanding	1,361,309	$14,704,913

Class R6
Six months ended April 30, 2023:
Shares issued in reinvestment of dividends and distributions	222,706	$2,267,142
Net increase (decrease) in shares outstanding	222,706	$2,267,142

Year ended October 31, 2022:
Shares issued in reinvestment of dividends and distributions	85,268	$835,628
Net increase (decrease) in shares outstanding	85,268	$835,628

8.     Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Wadhwani Systematic Absolute Return Fund	53

Notes to Financial Statements (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Cash Management and Defensive Investing Risk: The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of the Fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity

Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: A substantial portion of assets of the Fund may be invested in non-US currencies or in securities that trade in, and receive revenues in, non-US currencies or in derivatives that provide exposure to non-US currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies in a manner that is not anticipated or does not correspond accurately to changes in the value of the Fund’s holdings and may result in Fund losses. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates may be volatile. Certain currency transactions are also subject to counterparty risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held

PGIM Wadhwani Systematic Absolute Return Fund	55

Notes to Financial Statements (unaudited) (continued)

by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange Traded Fund (“ETF”) Risk: The price movement of an ETF may not track the underlying index or basket of securities and may result in a loss. Investments in ETFs entail duplicate management fees, and the Fund will bear its proportionate share of the other expenses of the ETFs in which it invests. In addition, ETFs that invest in commodities may be, or may become subject to CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the market value of an ETF’s shares. In addition, some commodity ETFs invest in commodity futures that can lose money even when commodity prices are rising.

Europe Recent Events Risk: A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. The Fund may face risks associated with the potential uncertainty and consequences of the new relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent

PGIM Wadhwani Systematic Absolute Return Fund	57

Notes to Financial Statements (unaudited) (continued)

national laws and regulations. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of the Fund’s investments. The occurrence of terrorist incidents throughout Europe could also impact financial markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

PGIM Wadhwani Systematic Absolute Return Fund	59

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Markets are volatile and the prices of the Fund’s investments may decline generally. Instruments held by the Fund may fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the instruments owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models or algorithms to help guide its investment decisions. The design of the underlying models or algorithms may be flawed or incomplete. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks. When a model or algorithms used in managing the Fund contains an error, or is incorrect or incomplete, any decision made in reliance on the model or algorithm may not produce the desired results and the Fund may realize losses. There is no guarantee that a quantitative model or algorithm used by the subadviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

PGIM Wadhwani Systematic Absolute Return Fund	61

Notes to Financial Statements (unaudited) (continued)

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Short Position Risk: The Fund’s short sales of a security or short positions in derivative instruments are subject to special risks. If the price of the security or derivative increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow securities. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Also, there is the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Swaps Risk: Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.     Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Wadhwani Systematic Absolute Return Fund	63

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Wadhwani LLP	5 Upper St. Martin’s Lane Orion House, 9th Floor London WC2H 9EA

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Wadhwani Systematic Absolute Return Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM WADHWANI SYSTEMATIC ABSOLUTE RETURN FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGAEX	PGAFX	PGAGX	PGAHX

CUSIP	74440K512	74440K496	74440K488	74440K470

MF245E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2023